UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22973

AMG PANTHEON FUND, LLC

(Exact name of registrant as specified in charter)

680 Washington Boulevard, Suite 500, Stamford, Connecticut 06901

(Address of principal executive offices) (Zip code)

AMG Funds LLC

680 Washington Boulevard, Suite 500, Stamford, Connecticut 06901

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: March 31st

Date of reporting period: April 1, 2024 – September 30, 2024

(Semi-Annual Shareholder Report)

Item 1. Reports to Shareholders

(a)

SEMI-ANNUAL REPORT

AMG Funds September 30, 2024 AMG Pantheon Fund, LLC

wealth.amg.com	093024 SAR080

AMG Funds

AMG Pantheon Fund, LLC

Semi-Annual Report—September 30, 2024 (unaudited)

TABLE OF CONTENTS	PAGE

FUND PERFORMANCE	3

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	4
Balance sheet, net asset value (NAV) per Unit computations and cumulative distributable earnings

Statement of Operations	6
Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	7
Detail of changes in assets for the past two fiscal periods

Statement of Cash Flows	8
Detail of cash movements during the fiscal period

Financial Highlights	9
Historical net asset values per Unit, distributions, total returns, income and expense ratios, turnover ratios and net assets

NOTES TO FINANCIAL STATEMENTS	14
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

ANNUAL RENEWAL OF INVESTMENT MANAGEMENT AGREEMENT	24

OTHER TAX INFORMATION	27

Consolidated Financial Statements of AMG Pantheon Master Fund, LLC	Appendix

AMG Pantheon Fund, LLC Fund Performance (unaudited)

The table below shows the average annual total returns for AMG Pantheon Fund, LLC and MSCI World Index for the same time periods ended September 30, 2024.

	Six	One	Five	Since	Inception
Average Annual Total Returns[1]	Months*	Year	Years	Inception	Date

AMG Pantheon Fund, LLC[2]

AMG Pantheon Fund, LLC—Class 1[3]	9.81	16.93	15.29	12.99	10/27/15
AMG Pantheon Fund, LLC—Class 2	10.00	17.24	15.63	13.41	10/27/15
AMG Pantheon Fund, LLC—Class 3	10.15	17.54	15.92	13.71	10/27/15
AMG Pantheon Fund, LLC—Class 4	10.25	17.82	16.21	12.53	09/30/14
AMG Pantheon Fund, LLC—Class 5[4]	5.89	12.60	—	15.73	07/31/20

MSCI World Index[5,6]	9.16	32.43	13.04	10.07	09/30/14†

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate so that an investor’s units, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges and expenses before investing. For performance information through the most recent month end, current net asset values per unit for the Fund and other information, please call 877.355.1566 or visit our website at wealth.amg.com for a free prospectus. Read it carefully before investing or sending money.

†	Date reflects inception date of the Fund, not the Index.

*	Not annualized.

[1]

Total return equals income yield plus unit price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by unitholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses. All returns are in U.S. dollars ($).

[2]

Effective July 31, 2020, Brokerage Class Units were renamed Class 1 Units, Advisory Class Units were renamed Class 2 Units, Institutional Class Units were renamed Class 3 Units, Institutional Plus Class Units were renamed Class 4 Units, and Class 5 Units were established.

[3]	The performance information for the Fund’s Class 1 units for periods prior to July 31, 2020 does not reflect the impact of the sales load that was in effect until July 31, 2020.

[4]	The Average Annual Total Returns include the impact of the maximum sales load of 3.50%.

[5]

The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. Please go to msci.com for most current list of countries represented by the Index. Unlike the Fund, the MSCI World Index is unmanaged, is not available for investment and does not incur fees.

[6]

All MSCI data is provided “as is”. The products described herein are not sponsored or endorsed and have not been reviewed or passed on by MSCI. In no event shall MSCI, its affiliates or any MSCI data provider have any liability of any kind in connection with the MSCI data or the products described herein. Copying or redistributing the MSCI data is strictly prohibited.

3

AMG Pantheon Fund, LLC

Statement of Assets and Liabilities

September 30, 2024 (unaudited)

Assets:

Investment in AMG Pantheon Master Fund, LLC, at value (cost $3,289,678,649; Units 158,691,893)	$ 4,170,422,953

Cash held in escrow	170,389,754

Cash	1,539,959

Prepaid expenses and other assets	416,643

Total Assets	4,342,769,309

Liabilities

Subscriptions in advance	170,389,754

Payable for Fund Units tendered	25,292,415

Accrued expenses:

Administrative fees	171,199

Distribution fees	2,004,774

Other	300,030

Total Liabilities	198,158,172

Net Assets	$ 4,144,611,137

Net Assets Represent:

Paid-in capital	$ 3,281,241,209

Distributable earnings	863,369,928

Net Assets	$ 4,144,611,137

The accompanying notes are an integral part of these financial statements.

4

AMG Pantheon Fund, LLC

Statement of Assets and Liabilities (continued)

September 30, 2024

Class 1:

Net Assets	$2,034,863,774

Units outstanding	79,348,432

Net asset value, offering and redemption price per Unit	$25.64

Class 2:

Net Assets	$544,897,023

Units outstanding	20,639,395

Net asset value, offering and redemption price per Unit	$26.40

Class 3:

Net Assets	$899,706,526

Units outstanding	33,303,668

Net asset value, offering and redemption price per Unit	$27.02

Class 4:

Net Assets	$267,293,572

Units outstanding	9,667,835

Net asset value, offering and redemption price per Unit	$27.65

Class 5:

Net Assets	$397,850,242

Units outstanding	15,689,443

Net asset value, offering and redemption price per Unit	$25.36

Maximum offering price per Unit	$26.28

The accompanying notes are an integral part of these financial statements.

5

AMG Pantheon Fund, LLC

Statement of Operations

For the six months ended September 30, 2024 (unaudited)

Expenses:
Investment advisory and management fees	$ 12,772,521
Administrative fees	912,323
Distribution fees - Class 1	6,688,711
Distribution fees - Class 2	1,197,578
Distribution fees - Class 3	994,043
Distribution fees - Class 5	1,709,983
Transfer agent fees	556,984
Registration fees	195,485
Professional fees	87,693
Directors fees and expenses	58,091
Reports to Investors	18,289
Custody fees	5,304
Miscellaneous expenses	38,308

Total expenses before offsets	25,235,313

Fee waivers:	(12,772,521)

Net expenses	12,462,792

Net investment loss	(12,462,792)

Net Realized and Unrealized Gain (Loss):
Net change in unrealized appreciation/depreciation of investments	384,252,660

Net realized and unrealized gain	384,252,660

Net increase in net assets resulting from operations	$ 371,789,868

The accompanying notes are an integral part of these financial statements.

6

AMG Pantheon Fund, LLC

Statements of Changes in Net Assets

For the six months ended September 30, 2024 (unaudited) and the fiscal year ended March 31, 2024

	Six months ended September 30, 2024 (unaudited)	For the fiscal year ended March 31, 2024

Increase (Decrease) in Net Assets Resulting From Operations:

Net investment loss	$ (12,462,792)	$ (15,663,968)

Capital gain distributions received	–	19,036,663

Net change in unrealized appreciation/depreciation of investments	384,252,660	268,985,078

Net increase in net assets resulting from operations	371,789,868	272,357,773

Distributions to Investors

Class 1	–	(9,183,775)

Class 2	–	(2,726,419)

Class 3	–	(4,292,041)

Class 4	–	(1,577,514)

Class 5	–	(1,217,679)

Total distributions to Investors	–	(18,997,428)

Capital Unit Transactions:[1]

Net increase from capital Unit transactions	726,022,817	1,088,419,512

Total increase in net assets	1,097,812,685	1,341,779,857

Net Assets:

Beginning of period	3,046,798,452	1,705,018,595

End of period	$ 4,144,611,137	$ 3,046,798,452

[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

7

AMG Pantheon Fund, LLC

Statement of Cash Flows

For the six months ended September 30, 2024 (unaudited)

Cash Flows from Operating Activities:

Net increase in net assets resulting from operations	$ 371,789,868

Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:

Net change in unrealized appreciation/depreciation from investments	(384,252,660)

Increase in prepaid expenses and other assets	(167,208)

Increase in administrative fees payable	43,673

Increase in distribution fees payable	564,102

Decrease in due to custodian	(566,556)

Decrease in other accrued expenses	(5,121)

Purchases of Master Fund	(721,758,957)

Net cash used in operating activities	(734,352,859)

Cash Flows from Financing Activities:

Proceeds from capital Unit transactions (including change in subscriptions in advance of $41,345,430)	731,350,028

Disbursements from capital Unit transactions tendered (including change in payable for Fund Units tendered of $9,870,001)	(36,802,640)

Net cash provided by financing activities	694,547,388

Net increase in cash	(39,805,471)

Cash at beginning of period[1]	211,735,184

Cash at end of period[2]	$ 171,929,713

Supplemental Disclosure of Cash Flow Information

Non-Cash Transactions:

Gross amount of Units converted[2]	$ 9,883,558

[1]	Includes cash held in escrow on the statement of assets and liabilities.

[2]	See Note 1(g) of the Notes to Financial Statements for non-cash Unit conversions between the classes.

The accompanying notes are an integral part of these financial statements.

8

AMG Pantheon Fund, LLC

Financial Highlights

For a unit outstanding throughout each fiscal period

For the six months ended September 30,
2024	For the fiscal years ended March 31,
(unaudited)	2024*	2023*	2022*	2021*	2020*

Class 1 Units*

Net Asset Value, Beginning of the Period	$23.35	$21.14	$20.42	$18.04	$13.55	$14.06

Income (Loss) from Investment Operations:

Net investment loss[1,2]	(0.10)	(0.19)	(0.19)	(0.21)	(0.16)	(0.14)

Net realized and unrealized gain from investments	2.39	2.57	1.32	3.31	4.82	0.60

Total from investment operations	2.29	2.38	1.13	3.10	4.66	0.46

Less Distributions to Investors from:

Net realized gain on investments	–	(0.17)	(0.41)	(0.72)	(0.17)	(0.97)

Total distributions to unitholders	–	(0.17)	(0.41)	(0.72)	(0.17)	(0.97)

Net Asset Value, End of Period	$25.64	$23.35	$21.14	$20.42	$18.04	$13.55

Total Return[1]	9.81%[3]	11.27%	5.63%	17.49%	34.63%	3.10%

Ratio/Supplemental Data:

Ratio of net expenses to average net assets	0.86%[4]	0.87%	0.97%[5]	1.10%[5]	0.92%[5]	1.00%

Ratio of gross expenses to average net assets[6]	1.56%[4]	1.57%	1.67%[5]	1.80%[5]	1.82%[5]	2.61%

Ratio of net investment loss to average net assets[1]	(0.86%)[4]	(0.87%)	(0.97%)	(1.10%)	(0.92%)	(1.00%)

Portfolio turnover rate (Master Fund)	3%[3]	3%	5%	14%	0%	0%

Net assets, end of period (in thousands)	$2,034,	864	$1,482,5	67	$790,4	78	$365,5	14	$36,7	68	$15

*	Effective July 31, 2020, Brokerage Class Units were renamed Class 1 Units.

[1]	Total return and net investment loss would have been lower had certain expenses not been offset.

[2]	Per Unit numbers have been calculated using average Units.

[3]	Not annualized.

[4]	Annualized.

[5]

Such ratio includes recoupment of waived/reimbursed fees from prior periods amounting to 0.07%, 0.13% and 0.01% for the fiscal years ended March 31, 2023, March 31, 2022 and March 31, 2021, respectively.

[6]	Excludes the impact of expense reimbursements or fee waivers and expense reductions, but includes expense recoupments and non-reimbursable expenses, if any, such as interest and taxes.

9

AMG Pantheon Fund, LLC

Financial Highlights (continued)

For a unit outstanding throughout each fiscal period

For the six months ended September 30,
2024	For the fiscal years ended March 31,
(unaudited)	2024*	2023*	2022*	2021*	2020*

Class 2 Units*

Net Asset Value, Beginning of the Period	$24.00	$21.68	$20.88	$18.39	$13.76	$14.19

Income (Loss) from Investment Operations:

Net investment loss[1,2]	(0.08)	(0.14)	(0.15)	(0.02)	(0.09)	(0.07)

Net realized and unrealized gain from investments	2.48	2.63	1.36	3.37	4.89	0.61

Total from investment operations	2.40	2.49	1.21	3.21	4.80	0.54

Less Distributions to Investors from:

Net realized gain on investments	–	(0.17)	(0.41)	(0.72)	(0.17)	(0.97)

Total distributions to unitholders	–	(0.17)	(0.41)	(0.72)	(0.17)	(0.97)

Net Asset Value, End of Period	$26.40	$24.00	$21.68	$20.88	$18.39	$13.76

Total Return[1]	10.00%[3]	11.49%	5.89%	17.76%	35.12%	3.64%

Ratio/Supplemental Data:

Ratio of net expenses to average net assets	0.61%[4]	0.62%	0.72%[5]	0.85%[5]	0.56%[5]	0.50%

Ratio of gross expenses to average net assets[6]	1.31%[4]	1.32%	1.42%[5]	1.55%[5]	1.57%[5]	2.11%

Ratio of net investment loss to average net assets[1]	(0.61%)[4]	(0.62%)	(0.72%)	(0.85%)	(0.56%)	(0.50%)

Portfolio turnover rate (Master Fund)	3%[3]	3%	5%	14%	0%	0%

Net assets, end of period (in thousands)	$544,	897	$415,7	44	$294,3	26	$190,6	90	$73,5	55	$33,0	62

*	Effective July 31, 2020, Advisory Class Units were renamed Class 2 Units.

[1]	Total return and net investment loss would have been lower had certain expenses not been offset.

[2]	Per Unit numbers have been calculated using average Units.

[3]	Not annualized.

[4]	Annualized.

[5]

Such ratio includes recoupment of waived/reimbursed fees from prior periods amounting to 0.07%, 0.13% and less than 0.005% for the fiscal years ended March 31, 2023, March 31, 2022 and March 31, 2021, respectively.

[6]	Excludes the impact of expense reimbursements or fee waivers and expense reductions, but includes expense recoupments and non-reimbursable expenses, if any, such as interest and taxes.

10

AMG Pantheon Fund, LLC

Financial Highlights (continued)

For a unit outstanding throughout each fiscal period

For the six months ended September 30,
2024	For the fiscal years ended March 31,
(unaudited)	2024*	2023*	2022*	2021*	2020*

Class 3 Units*

Net Asset Value, Beginning of the Period	$24.53	$22.10	$21.22	$18.63	$13.91	$14.30

Income (Loss) from Investment Operations:

Net investment loss[1,2]	(0.04)	(0.09)	(0.10)	(0.12)	(0.05)	(0.04)

Net realized and unrealized gain from investments	2.53	2.69	1.39	3.43	4.94	0.62

Total from investment operations	2.49	2.60	1.29	3.31	4.89	0.58

Less Distributions to Investors from:

Net realized gain on investments	–	(0.17)	(0.41)	(0.72)	(0.17)	(0.97)

Total distributions to unitholders	–	(0.17)	(0.41)	(0.72)	(0.17)	(0.97)

Net Asset Value, End of Period	$27.02	$24.53	$22.10	$21.22	$18.63	$13.91

Total Return[1]	10.15%[3]	11.78%	6.17%	18.07%	35.39%	3.89%

Ratio/Supplemental Data:

Ratio of net expenses to average net assets	0.36%[4]	0.37%	0.47%[5]	0.60%[5]	0.30%[5]	0.25%

Ratio of gross expenses to average net assets[6]	1.06%[4]	1.07%	1.17%[5]	1.30%[5]	1.32%[5]	1.86%

Ratio of net investment loss to average net assets[1]	(0.36%)[4]	(0.37%)	(0.47%)	(0.60%)	(0.30%)	(2.50%)

Portfolio turnover rate (Master Fund)	3%[3]	3%	5%	14%	0%	0%

Net assets, end of period (in thousands)	$899,	707	$677,8	74	$442,3	54	$344,1	61	$153,5	52	$58,8	97

*	Effective July 31, 2020, Institutional Class Units were renamed Class 3 Units.

[1]	Total return and net investment loss would have been lower had certain expenses not been offset.

[2]	Per Unit numbers have been calculated using average Units.

[3]	Not annualized.

[4]	Annualized.

[5]

Such ratio includes recoupment of waived/reimbursed fees from prior periods amounting to 0.07%, 0.13% and less than 0.005% for the fiscal years ended March 31, 2023, March 31, 2022 and March 31, 2021, respectively.

[6]	Excludes the impact of expense reimbursements or fee waivers and expense reductions, but includes expense recoupments and non-reimbursable expenses, if any, such as interest and taxes.

11

AMG Pantheon Fund, LLC

Financial Highlights (continued)

For a unit outstanding throughout each fiscal period

For the six months ended September 30,
2024	For the fiscal years ended March 31,
(unaudited)	2024*	2023*	2022*	2021*	2020*

Class 4 Units*

Net Asset Value, Beginning of the Period	$25.08	$22.53	$21.57	$18.88	$14.06	$14.41

Income (Loss) from Investment Operations:

Net investment loss[1,2]	(0.01)	(0.03)	(0.04)	(0.07)	(0.01)	0.00	[3]

Net realized and unrealized gain from investments	2.58	2.75	1.41	3.48	5.00	0.62

Total from investment operations	2.57	2.72	1.37	3.41	4.99	0.62

Less Distributions to Investors from:

Net realized gain on investments	–	(0.17)	(0.41)	(0.72)	(0.17)	(0.97)

Total distributions to unitholders	–	(0.17)	(0.41)	(0.72)	(0.17)	(0.97)

Net Asset Value, End of Period	$27.65	$25.08	$22.53	$21.57	$18.88	$14.06

Total Return[1]	10.25%[4]	12.08%	6.45%	18.36%	35.72%	4.15%

Ratio/Supplemental Data:

Ratio of net expenses to average net assets	0.11%[5]	0.12%	0.22%[6]	0.35%[6]	0.05%[6]	0.00%[7]

Ratio of gross expenses to average net assets[8]	0.81%[5]	0.82%	0.92%[6]	1.05%[6]	1.07%[6]	1.61%

Ratio of net investment loss to average net assets[1]	(0.11%)[5]	(0.12%)	(0.22%)	(0.35%)	(0.05%)	0.00%[7]

Portfolio turnover rate (Master Fund)	3%[4]	3%	5%	14%	0%	0%

Net assets, end of period (in thousands)	$267,	294	$239,3	90	$138,8	49	$6,7	52	$5,0	95	$3,1	44

*	Effective July 31, 2020, Institutional Plus Class Units were renamed Class 4 Units.

[1]	Total return and net investment loss would have been lower had certain expenses not been offset.

[2]	Per Unit numbers have been calculated using average Units.

[3]	Less than (0.005).

[4]	Not annualized.

[5]	Annualized.

[6]

Such ratio includes recoupment of waived/reimbursed fees from prior periods amounting to 0.07%, 0.13% and less than 0.005% for the fiscal years ended March 31, 2023, March 31, 2022 and March 31, 2021, respectively.

[7]	Less than 0.005% or (0.005%).

[8]	Excludes the impact of expense reimbursements or fee waivers and expense reductions, but includes expense recoupments and non-reimbursable expenses, if any, such as interest and taxes.

12

AMG Pantheon Fund, LLC

Financial Highlights (continued)

For a unit outstanding throughout each fiscal period

For the six months ended September 30, 2024	For the fiscal period ended March 31,
For the fiscal years ended March 31,
(unaudited)	2024*	2023*	2022*	2021*

Class 5 Units

Net Asset Value, Beginning of the Period	$23.11	$20.98	$20.32	$18.01	$14.37

Income (Loss) from Investment Operations:

Net investment loss[1,2]	(0.13)	(0.25)	(0.24)	(0.25)	(0.11)

Net realized and unrealized gain from investments	2.38	2.55	1.31	3.28	3.92

Total from investment operations	2.25	2.30	1.07	3.03	3.81

Less Distributions to Investors from:

Net realized gain on investments	–	(0.17)	(0.41)	(0.72)	(0.17)

Total distributions to unitholders	–	(0.17)	(0.41)	(0.72)	(0.17)

Net Asset Value, End of Period	$25.36	$23.11	$20.98	$20.32	$18.01

Total Return[1,3]	9.74%[4]	10.97%	5.36%	17.13%	26.73%[4]

Ratio/Supplemental Data:

Ratio of net expenses to average net assets	1.11%[5]	1.12%	(1.22%)[6]	1.35%[6]	1.05%[5,6]

Ratio of gross expenses to average net assets[7]	1.81%[5]	1.82%	1.92%[6]	2.05%[6]	2.07%[5,6]

Ratio of net investment loss to average net assets[1]	(1.11%)[5]	(1.12%)	(1.22%)	(1.35%)	(1.05%)[5]

Portfolio turnover rate (Master Fund)	3%[4]	3%	5%	14%	0%

Net assets, end of period (in thousands)	$397,	850	$231,2	22	$39,0	11	$3,5	93	$13

*	Class commenced operations on July 31, 2020.

[1]	Total return and net investment loss would have been lower had certain expenses not been offset.

[2]	Per Unit numbers have been calculated using average Units.

[3]	Excludes the effects of any sales charges.

[4]	Not annualized.

[5]	Annualized.

[6]

Such ratio includes recoupment of waived/reimbursed fees from prior periods amounting to 0.07%, 0.13% and less than 0.005% for the fiscal years ended March 31, 2023, March 31, 2022 and March 31, 2021, respectively.

[7]	Excludes the impact of expense reimbursements or fee waivers and expense reductions, but includes expense recoupments and non-reimbursable expenses, if any, such as interest and taxes.

13

AMG Pantheon Fund, LLC

Notes to Financial Statements

September 30, 2024 (unaudited)

1.	ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Pantheon Fund, LLC (the “Fund”) is organized as a Delaware limited liability company and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as a closed-end, non-diversified management investment company. The Fund’s term is perpetual unless the Fund is otherwise terminated under the terms of the Fund’s organizational documents. The Fund’s investment objective is to seek long-term capital appreciation. In pursuing its investment objective, the Fund invests substantially all of its assets in AMG Pantheon Master Fund, LLC, an affiliate of the Fund, which has the same investment objective and investment policies as those of the Fund. AMG Pantheon Master Fund, LLC makes investments directly and through its wholly owned subsidiaries, AMG Pantheon Subsidiary Fund, LLC (the “Corporate Subsidiary”) and AMG Pantheon Lead Fund, LLC (the “Lead Fund” and together with AMG Pantheon Master Fund, LLC and the Corporate Subsidiary, the “Master Fund” or the “Underlying Funds”). As of September 30, 2024, the Fund owned 95% of the Units in the Master Fund. The performance of the Fund is directly affected by the performance of the Master Fund. The consolidated financial statements of the Master Fund, including the Consolidated Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The Fund offers five classes of Units (each a “Unit”, and collectively, “Units”). Each Unit is offered to “accredited investors” (as defined in Regulation D under the Securities Act of 1933, as amended (the “Securities Act”)) and may be purchased on a continuous basis as of the first business day of each month at the class’s net asset value (“NAV”) per Unit. The Units of Class 1, Class 2, Class 3, Class 4, and Class 5 generally have identical voting rights, but each Unit class may vote separately when required by law. Different Unit classes may have different NAV per Unit to the extent the Unit classes pay different distribution amounts and/or the expenses of such Unit classes differ. Each Unit class has its own expense structure. Sales of Units of Class 5 will incur a sales load up to 3.50%. For the six months ended September 30, 2024, investors in Class 5 paid $1,234,287 to the distributor, the sub-distributor, selling agents or other financial intermediaries relating to sales loads charged on Class 5 subscriptions. The Fund has registered $5,500,000,000 in Units for sale under the Securities Act and offers Units of Class 1, Class 2, Class 3, Class 4, and Class 5 to the public under the Securities Act.

To provide liquidity to unitholders of the Fund (“Investors”), the Fund may, from time to time, offer to repurchase Units pursuant to written tenders by Investors. Repurchases will be made at such times, in such amounts and on such terms as may be determined by the Fund’s Board of Directors (the “Board” or the “Directors”).

The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements:

14

AMG Pantheon Fund, LLC

Notes to Financial Statements (continued)

a.

VALUATION OF INVESTMENTS: The Fund records its investment in the Master Fund at a value based on the NAV per Unit of the Master Fund. Valuation policies for securities held by the Master Fund are discussed in Note 1(a) of the Master Fund’s Notes to Consolidated Financial Statements.

b.

SECURITY TRANSACTIONS: For financial reporting purposes, contributions to and withdrawals from the Master Fund are accounted for on a trade date basis. Security transactions are accounted for as of trade date. Realized gains and losses on withdrawals from the Master Fund and on securities sold are determined on the basis of identified cost. For the fiscal period ended September 30, 2024, the Fund purchased $721,758,957 of the Master Fund and did not redeem any Units of the Master Fund.

The Master Fund may, from time to time, offer to repurchase Units pursuant to written tenders by the Master Fund’s investors. Repurchases will be made at such times, in such amounts and on such terms as may be determined by the Master Fund’s Board of Directors.

c.

INVESTMENT INCOME AND EXPENSES: Dividend income, including distributions from the Master Fund, is recorded on the ex-dividend date. Expenses are recorded on an accrual basis. The Fund indirectly bears its proportional share of the Master Fund’s expenses, which is reflected in the NAV of the Master Fund’s Units. During the six months ended September 30, 2024, the Fund’s proportional share of the Master Fund’s expenses, current tax benefit and deferred tax expense were $21,326,517, $1,377,618 and $(8,685,016) respectively, which represents 1.16%, 0.08% and (0.48)%, respectively, of the Fund’s average investment balance in the Master Fund.

Investment income, realized and unrealized gains and losses, the common expenses of the Fund, and certain Fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

d.

DIVIDENDS AND DISTRIBUTIONS: Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually as described in the Fund’s prospectus. Distributions to Investors are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences, including book tax differences relating to Investors’ distributions, are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent differences relating to the write-off of net operating losses resulted in the following reclassifications between distributable earnings and paid-in capital:

15

AMG Pantheon Fund, LLC

Notes to Financial Statements (continued)

Distributable Earnings	Paid-In Capital

$ 13,345,041	$ (13,345,041)

Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The Fund had temporary differences relating to qualified late year ordinary loss deferral.

The tax character of distributions paid during the tax years ended September 30, 2024 and September 30, 2023 was as follows:

Distributions paid from:	2024	2023
Long-term capital gains	$ 18,997,428	$ 26,916,178

Total	$ 18,997,428	$ 26,916,178

On December 31, 2023, the Fund paid $ 18,997,428 of long-term capital gains which primarily consisted of capital gains received from the Master Fund on December 31, 2023.

As of September 30, 2024, the components of accumulated earnings on a tax basis were as follows:

Undistributed long-term capital gains	$ 51,730
Late year loss deferral	$ 17,426,105

Based on the cost of investments of $3,289,678,649 for federal income tax purposes at September 30, 2024, the Fund’s aggregate gross unrealized appreciation and depreciation were $880,744,303 and $0, respectively, resulting in net unrealized appreciation of $880,744,303.

Under current tax law, net capital losses realized after October 31 and net ordinary losses incurred after December 31 may be deferred and treated as occurring on the first day of the following tax year. The Fund’s carryforward losses, post-October losses and post-December losses are determined only at the end of each tax year. For the year ending September 30, 2024, the Fund has elected to defer late year losses in the amount of $17,426,105.

16

AMG Pantheon Fund, LLC

Notes to Financial Statements (continued)

e.

FEDERAL TAXES: The Fund qualifies as a regulated investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “IRC” or the “Code”), and to distribute substantially all of its taxable income and gains to its Investors and to meet certain diversification and income requirements with respect to investment companies. The Fund’s tax year end is September 30. The Investment Manager has analyzed the Fund’s tax positions as of September 30, 2024, and for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. Additionally, the Investment Manager is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

If the Fund and/or the Master Fund were to fail to meet the requirements of Subchapter M of the IRC to qualify as a regulated investment company, and if the Fund and/or the Master Fund were ineligible to or otherwise were not to cure such failure, the Fund would be subject to tax on its taxable income at corporate rates, whether or not distributed to its Investors, and all distributions out of income and profits would be taxable to Investors as ordinary income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment under Subchapter M of the IRC.

f.

CAPITAL LOSS CARRYOVERS AND DEFERRALS: As of September 30, 2024, the Fund had no capital loss carryovers for federal income tax purposes. Should the Fund incur net capital losses for the tax year ending September 30, 2025, such amounts may be used to offset future realized capital gains for an unlimited time period and retain their character as short-term and/or long-term.

g.

CAPITAL STOCK: The Fund’s Limited Liability Company Agreement authorizes an issuance of an unlimited number of Units, without par value. The Fund records sales and repurchases of its capital stock on the trade date. Additionally, a 2.00% early repurchase fee will be charged by the Fund with respect to any repurchase of Units at any time prior to the day immediately preceding the one-year anniversary of the Investor’s purchase of the Units. For the six months ended September 30, 2024 (unaudited) and the fiscal year ended March 31, 2024, early repurchase fees were $57,087 and $27,703 respectively. Such amounts are netted against the cost of Units repurchased in the Statement of Changes in Net Assets.

17

AMG Pantheon Fund, LLC

Notes to Financial Statements (continued)

For the six months ended September 30, 2024 (unaudited) and the fiscal year ended March 31, 2024, the Fund’s capital Unit transactions by class were as follows:

	September 30, 2024		March 31, 2024
	Units	Amount	Units	Amount

Class 1:

Proceeds from sale of Units	17,182,828	$ 404,523,065	26,996,899	$ 595,162,243

Reinvestment of dividends	–	–	330,104	7,493,355

Cost of Units tendered	(969,579)	(23,958,797)	(926,742)	(20,791,043)

Unit Conversion In	8,182	192,437	11,717	251,682

Unit Conversion Out	(375,936)	(9,543,018)	(295,395)	(6,667,296)

Net increase	15,845,495	$ 371,213,687	26,116,583	$ 575,448,941

Class 2:

Proceeds from sale of Units	3,718,529	$ 90,637,379	4,017,444	$ 90,278,895

Reinvestment of dividends	–	–	93,694	2,184,939

Cost of Units tendered	(412,056)	(10,620,366)	(419,523)	(9,654,123)

Unit Conversion In	18,915	464,562	60,098	1,418,665

Unit Conversion Out	(5,891)	(148,103)	(6,921)	(150,950)

Net increase	3,319,497	$ 80,333,472	3,744,792	$ 84,077,426

Class 3:

Proceeds from sale of Units	5,768,882	$ 142,256,628	7,780,238	$ 178,805,402

Reinvestment of dividends	–	–	154,658	3,683,943

Cost of Units tendered	(437,486)	(11,108,066)	(556,071)	(13,020,396)

Unit Conversion In	339,896	9,113,867	236,072	5,557,937

Net increase	5,671,292	$ 140,262,429	7,614,897	$ 175,026,886

18

AMG Pantheon Fund, LLC

Notes to Financial Statements (continued)

	September 30, 2024		March 31, 2024
	Units	Amount	Units	Amount

Class 4:

Proceeds from sale of Units	120,961	$ 3,092,500	3,345,453	$ 75,721,100

Reinvestment of dividends	–	–	64,838	1,577,514

Cost of Units tendered	–	–	(26,697)	(612,158)

Net increase	120,961	$ 3,092,500	3,383,594	$ 76,686,456

Class 5:

Proceeds from sale of Units	5,729,633	$ 132,185,886	8,137,122	$ 177,006,854

Reinvestment of dividends	–	–	42,533	956,578

Cost of Units tendered	(39,953)	(985,412)	(16,572)	(373,591)

Unit Conversion In	4,670	112,692	–	–

Unit Conversion Out	(8,268)	(192,437)	(18,770)	(410,038)

Net increase	5,686,082	$ 131,120,729	8,144,313	$ 177,179,803

At September 30, 2024, 6 affiliated Investors, including Officers and Directors of the Fund and/or Pantheon Ventures (US) LP (the “Investment Manager” or “Pantheon”), owned 0.06% of the net assets of the Fund.

h.

CASH AND CASH HELD IN ESCROW: Cash consists of monies held at The Bank of New York Mellon (the “Custodian” or “BNYM”). Such cash, at times, may exceed federally insured limits. The Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts. There are no restrictions on the cash held by the Fund’s Custodian. Cash held in escrow represents monies received in advance of the effective date of an Investor’s subscription. The monies are deposited with the Fund’s transfer agent, and will be released from escrow on the effective date of the subscription.

19

AMG Pantheon Fund, LLC

Notes to Financial Statements (continued)

2.	AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

The Fund has entered into an investment management agreement with Pantheon, a limited partnership organized under the laws of the State of Delaware and registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Affiliated Managers Group, Inc. (“AMG”) indirectly owns a majority of the interests of the Investment Manager. Investment management fees are paid directly by the Fund to the Investment Manager at the annual rate of 0.70% of the net assets of the Fund as of the end of each month, determined before giving effect to the accrual of the investment management fee being calculated or to any purchases or repurchases of interests of the Fund or any distributions by the Fund. The Investment Manager has agreed to waive its investment management fee paid by the Fund with respect to any period during which the only investment security held by the Fund is that of another investment company registered under the 1940 Act. Investment management fees waived under this investment management fee waiver may not be recouped by the Investment Manager in subsequent periods. During the six months ended September 30, 2024, the Investment Manager waived all investment management fees payable by the Fund in the amount of $12,772,521.

The Investment Manager has entered into an Expense Limitation and Reimbursement Agreement with the Fund and the Underlying Funds to waive the investment management fees payable by the Underlying Funds and pay or reimburse the Fund’s expenses (whether borne directly or indirectly through and in proportion to the Fund’s direct or indirect interest in the Underlying Funds) such that the Fund’s total annual operating expenses (exclusive of certain “Excluded Expenses” listed below) do not exceed 1.45% per annum of the Fund’s net assets as of the end of each calendar month (the “Expense Cap”). “Excluded Expenses” is defined to include (i) the Fund’s proportional share of (a) fees, expenses, allocations, carried interests, etc. of the private equity investment funds and co-investments in portfolio companies in which any Underlying Fund invests (including all acquired fund fees and expenses); (b) transaction costs, including legal costs and brokerage commissions, of any Underlying Fund associated with the acquisition and disposition of primary interests, secondary interests, co-investments, ETF investments, and other investments; (c) interest payments incurred by any Underlying Fund; (d) fees and expenses incurred in connection with any credit facilities obtained by any Underlying Fund; (e) taxes of the any Underlying Fund; (f) extraordinary expenses of any Underlying Fund (as determined in the sole discretion of the Investment Manager), which may include non-recurring expenses such as, for example, litigation expenses and shareholder meeting expenses; (g) fees and expenses billed directly to the Corporate Subsidiary by any accounting firm for auditing, tax and other professional services provided to the Corporate Subsidiary, and fees and expenses billed directly to the Lead Fund by any accounting firm for auditing, tax and other professional services provided to the Lead Fund; and (h) fees and expenses billed directly to the Corporate Subsidiary for custody and fund administration services provided to the Corporate Subsidiary, and fees and expenses billed directly to the Lead Fund for custody and fund administration services provided to the Lead Fund; and (ii) (a) any investment management fee paid by the Fund; (b) acquired fund fees and expenses of the Fund; (c) transaction costs, including legal costs and brokerage commissions, of the Fund; (d) interest payments incurred by the Fund; (e) fees and expenses incurred in connection with any credit facilities obtained by the Fund; (f) the distribution and/or service fee paid by the Fund; (g) taxes of the Fund; and (h) extraordinary expenses of the Fund (as

20

AMG Pantheon Fund, LLC

Notes to Financial Statements (continued)

determined in the sole discretion of the Investment Manager), which may include non-recurring expenses such as, for example, litigation expenses and shareholder meeting expenses. Expenses that are subject to the Expense Limitation and Reimbursement Agreement include, but are not limited to, each Underlying Fund’s investment management fee, the Fund’s administration, custody, transfer agency, record keeping, fund accounting and investor services fees, the Fund’s professional fees (outside of professional fees related to transactions), and fees and expenses of Fund Directors.

To the extent that the Fund’s total annual operating expenses for any month exceed the Expense Cap, the Investment Manager will pay or reimburse the Fund for expenses and/or waive the management fee payable by any of the Underlying Funds to the extent necessary to eliminate such excess. The Fund, or, with respect to the waived management fees, the applicable Underlying Funds, will be obligated to pay the Investment Manager all such amounts paid, waived, or reimbursed by the Investment Manager pursuant to the Expense Cap, provided that (a) the amount of such additional payment in any year, together with all expenses of the Fund (whether borne directly or indirectly through and in proportion to the Fund’s interest in the Underlying Funds), in the aggregate, would not cause the Fund’s total annual operating expenses, whether borne directly or indirectly through and in proportion to the Fund’s interest in the Underlying Funds, exclusive of Excluded Expenses, in any such year to exceed the lesser of any expense limitation in place at the time of payment or the expense limitation in place at the time of waiver or reimbursement, (b) the amount of such additional payment shall be borne pro rata by all Fund Investors or, with respect to each Underlying Fund, by all such Underlying Fund’s unitholders, as applicable, and (c) no such additional payments by the Fund, or, with respect to any waived management fees, the applicable Underlying Fund, will be made with respect to amounts paid, waived, or reimbursed by the Investment Manager more than thirty-six (36) months after the date such amounts are paid, waived, or reimbursed by the Investment Manager. The Expense Limitation Agreement shall continue until such time that the Investment Manager ceases to be the investment manager of the Fund or upon mutual agreement between the Investment Manager and the Fund’s Board.

During the six months ended September 30, 2024, the Investment Manager did not reimburse the Fund or recoup any previously reimbursed expenses. As of September 30, 2024, the Fund does not have any reimbursements subject to recoupment.

The Fund has entered into an Administration Agreement under which AMG Funds LLC, a subsidiary and the U.S. wealth platform of AMG, serves as the Fund’s administrator (the “Administrator”) and is responsible for certain aspects of managing the Fund’s operations, including administration and Investor services to the Fund, its Investors, and certain institutions, such as broker-dealers and registered investment advisers, that advise or act as an intermediary with the Fund’s Investors. The Fund pays a fee to the Administrator at the rate of 0.05% per annum of the Fund’s average monthly net assets, with a minimum annual fee of $86,000 for these services.

21

AMG Pantheon Fund, LLC

Notes to Financial Statements (continued)

The Fund is distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Administrator. The Distributor serves as the distributor and underwriter for the Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Units of the Fund will be continuously offered and will be sold directly to prospective accredited investors and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Generally the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of registration statements for sales purposes and any advertising or sales literature. The Distributor has appointed Pantheon Securities, LLC, an affiliate of the Investment Manager, as a sub distributor of the Fund (the “Sub Distributor”) in which the Sub Distributor may carry out certain responsibilities of the Distributor.

The Fund adopted a distribution and service plan (the “Plan”) with respect to Class 1, Class 2, Class 3, and Class 5, in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of FINRA regarding asset based sales charges. Pursuant to the Plan, the Fund may make payments to the Distributor for its expenditures in financing any activity primarily intended to result in the sale of the Fund’s Class 1, Class 2, Class 3, and Class 5 Units and for maintenance and personal service provided to existing Investors of those classes. The Plan authorizes payments to the Distributor of 0.75%, 0.50%, 0.25%, and 1.00% annually of the average monthly net assets attributable to Class 1, Class 2, Class 3, and Class 5, respectively. The Plan further provides for periodic payments by the Fund to brokers, dealers and other financial intermediaries for providing shareholder services and for promotional and other sales related costs. The portion of payments made under the Plan by Class 1, Class 2, Class 3, and Class 5 for shareholder servicing may not exceed an annual rate of 0.25% of the average daily NAV of the Fund’s Units of that class owned by clients of such broker, dealer or financial intermediary.

The Board provides supervision of the affairs of the Fund, the Master Fund, and other trusts within the AMG Funds family of mutual funds. The Directors of the Fund who are not affiliated with the Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairperson of the Board and the Audit Committee Chair receive additional annual retainers. The Directors’ fees and expenses are split evenly between the Master Fund and the Fund. Certain Directors and Officers of the Fund are Officers and/or Directors of the Investment Manager, the Administrator, AMG and/or the Distributor.

3.	COMMITMENTS AND CONTINGENCIES

Under the Fund’s organizational documents, its Directors and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund may enter into contracts and agreements that contain a variety of representations and warranties, which may provide general indemnifications. The maximum exposure to the Fund under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

22

AMG Pantheon Fund, LLC

Notes to Financial Statements (continued)

4.	FINANCIAL AND OTHER RISK FACTORS

The Fund invests a substantial portion of its assets in the Master Fund and the Master Fund intends to invest a substantial portion of its available capital in private equity securities including investments in private equity, infrastructure, and other private asset funds. These investments are generally restricted securities that are subject to substantial holding periods and are not traded in public markets so that the Master Fund may not be able to resell some of its holdings for extended periods, which may be several years. No guarantee or representation is made that the Fund’s investment objective will be met.

Units in the Fund provide limited liquidity because repurchases of Units are subject to approval of the Fund’s Board.

A discussion of the risks associated with the Fund’s investment in the Master Fund is provided in Note 8 of the Master Fund’s Notes to Consolidated Financial Statements and the Fund’s prospectus.

5.	SUBSEQUENT EVENTS

Subsequent events after September 30, 2024 have been evaluated through the date at which the financial statements were issued and the Fund has determined that no material events or transactions occurred.

23

Annual Renewal of Investment Management Agreement

At an in-person meeting held on June 13, 2024, the Boards of Directors (the “Directors”) of AMG Pantheon Fund, LLC (the “Feeder Fund”), AMG Pantheon Master Fund, LLC (the “Master Fund”), AMG Pantheon Subsidiary Fund, LLC (the “Corporate Subsidiary”), and AMG Pantheon Lead Fund, LLC (the “Lead Fund” and, together with the Feeder Fund, the Master Fund, and the Corporate Subsidiary, the “Funds”), and separately a majority of the Directors who are not “interested persons” of the Funds (“Independent Directors”) within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”), voted to approve (i) the investment management agreement between Pantheon Ventures (US) LP (“Pantheon”) and the Feeder Fund, (ii) the investment management agreement between Pantheon and the Master Fund, (iii) the investment management agreement between Pantheon and the Corporate Subsidiary, and (iv) the investment management agreement between Pantheon and the Lead Fund, in each case, as amended at any time prior to the date of the meeting (collectively, the “Investment Management Agreements”). The Independent Directors were separately represented by independent legal counsel in connection with their consideration of the approval of the Investment Management Agreements.

In considering each Investment Management Agreement, the Directors reviewed a variety of materials relating to each Fund and Pantheon, including, with respect to the Master Fund and the Feeder Fund, comparative performance, fee and expense information for an appropriate peer group of similar funds and performance information for a relevant benchmark index, and, with respect to all of the Funds, the nature, extent and quality of services, other relevant matters, including management fees, the profitability of Pantheon and its affiliates, and the potential for economies of scale that may be shared with the Funds, and other information provided to them on a periodic basis throughout the year. Prior to voting, the Independent Directors: (a) reviewed the foregoing information with their independent legal counsel; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management Agreements; and (c) met with their independent legal counsel in a private session at which no representatives of management were present.

Nature, extent and quality of services

In considering the nature, extent and quality of the services provided by Pantheon under the Investment Management Agreements, the Directors reviewed information relating to Pantheon’s operations and personnel. Among other things, Pantheon provided financial information and descriptions of its organizational and management structure. The Directors also took into account information provided periodically throughout the previous year by Pantheon in Board meetings relating to the performance of its duties with respect to the Funds and the Directors’ knowledge of Pantheon’s management and the quality of the performance of Pantheon’s duties under the Investment Management Agreements. In the course of their deliberations regarding the Investment Management Agreements, the Directors evaluated, among other things: (a) the extent and quality of the services rendered by Pantheon to the Funds; (b) Pantheon’s investment philosophy, strategies and techniques in managing the Funds; (c) Pantheon’s expertise in buying, selling and managing private equity investments; (d) Pantheon’s global footprint and range of investment products; and (e) Pantheon’s compliance program. The Directors also took into account Pantheon’s undertaking to maintain contractual expense limitations for the Funds. The Directors also considered Pantheon’s risk management processes.

24

Annual Renewal of Investment Management Agreement (continued)

Performance

The Directors considered the performance of the Feeder Fund and the Master Fund for various periods and compared the performance of such Funds against the performance of an appropriate peer group of similar funds (the “Peer Group”) and the MSCI World Index, such Funds’ primary benchmark. The Directors noted that the Feeder Fund’s performance for Class 1 shares for the 1-year period ended December 31, 2023 was above the average performance of the Peer Group and below the performance of the MSCI World Index. The Directors also noted that the Feeder Fund outperformed the MSCI World Index for the 2018, 2021 and 2022 calendar years. The Directors noted that, because the Feeder Fund invests solely in the Master Fund, the Feeder Fund’s performance closely mirrored the performance of the Master Fund. The Directors also noted that the Corporate Subsidiary and the Lead Fund are wholly-owned subsidiaries of the Master Fund and that the Master Fund’s performance includes the Corporate Subsidiary and the Lead Fund. The Directors also took into account management’s discussion of the Feeder Fund’s and the Master Fund’s (including the Corporate Subsidiary’s and the Lead Fund’s) performance. The Directors concluded that the Feeder Fund’s and the Master Fund’s (including the Corporate Subsidiary’s and the Lead Fund’s) overall performance has been satisfactory.

Management Fees; Profitability; and Economies of Scale

In considering the reasonableness of the fees payable to Pantheon, the Directors noted that the Funds operate under expense limitation and reimbursement agreements. The Directors also noted that, pursuant to the expense limitation and reimbursement agreements, Pantheon has agreed to limit total operating expenses of the Feeder Fund, exclusive of certain enumerated items, to the annual rate of 1.45% and to limit the aggregate of the Master Fund’s total annual operating expenses, the Corporate Subsidiary’s total annual operating expenses, and the Lead Fund’s total annual operating expenses, exclusive of certain enumerated items (including the management fees paid by the Master Fund, the Corporate Subsidiary, and the Lead Fund), to the annual rate of 0.75%. The Directors also noted that Pantheon has fully waived the management fee of the Feeder Fund and intends to do so as long as the master/feeder structure remains in place. The Directors compared the gross and net expense ratios of the Master Fund and the Feeder Fund to the Peer Group. The Directors considered that the Funds’ expense limitation agreements shall continue until such time that Pantheon ceases to be the investment adviser of the applicable Fund or upon mutual agreement between Pantheon and the Board. The Directors concluded that, in light of the nature, extent and quality of the services provided by Pantheon and the considerations noted above with respect to Pantheon, each Fund’s management fees and expenses are reasonable.

The Directors considered information regarding the profitability of Pantheon with respect to the provision of investment advisory services to the Funds in addition to the material benefits from economies of scale that Pantheon might realize with respect to the Funds as the Funds increase in assets. The Directors noted the undertaking by Pantheon to maintain contractual expense

25

Annual Renewal of Investment Management Agreement (continued)

limitation agreements for the Funds, and concluded that Pantheon is not currently realizing benefits from economies of scale that would warrant adjustments to the management fee at this time. The Directors also considered all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from Pantheon serving as Investment Manager to the Funds), received by Pantheon and its affiliates from their relationships with the Funds and the significant risks undertaken as Investment Manager and sponsor of the Funds, including investment, operational, enterprise, entrepreneurial, litigation, regulatory and compliance risks.

After consideration of the foregoing, the Directors reached the following conclusions (in addition to the conclusions discussed above) regarding the Investment Management Agreements: (a) Pantheon has demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Management Agreements and (b) Pantheon maintains an appropriate compliance program.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Director not necessarily attributing the same weight to each factor, the Directors concluded that approval of the Investment Management Agreements would be in the best interests of the Funds and their members. Accordingly, on June 13, 2024, the Directors, and separately a majority of the Independent Directors, voted to approve the Investment Management Agreements.

26

Other Tax Information

AMG Pantheon Fund, LLC hereby designates the maximum amount allowable of its net taxable income as qualified dividends as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. The 2023/2024 Form 1099-DIV you received for the Fund showed the tax status of all distributions paid to you during the calendar year.

Pursuant to section 852 of the Internal Revenue Code, AMG Pantheon Fund, LLC hereby designates $18,997,428 as a capital gain distribution with respect to the taxable year ended September 30, 2024, or if subsequently determined to be different, the net capital gains of such year.

27

SEMI-ANNUAL REPORT

 Appendix

AMG Funds September 30, 2024 AMG Pantheon Master Fund, LLC

wealth.amg.com	093024 SAR081

AMG Funds

AMG Pantheon Master Fund, LLC

Semi-Annual Report—September 30, 2024 (unaudited)

TABLE OF CONTENTS	PAGE

FUND PERFORMANCE	3

CONSOLIDATED FINANCIAL STATEMENTS

Consolidated Schedule of Investments	4

Consolidated Statement of Assets and Liabilities	20
Balance sheet, net asset value (NAV) per Unit computation and cumulative undistributed amounts

Consolidated Statement of Operations	21
Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal period

Consolidated Statements of Changes in Net Assets	22
Detail of changes in assets for the past two fiscal periods

Consolidated Statement of Cash Flows	23
Detail of cash movements during the fiscal period

Financial Highlights	24
Historical net asset values per Unit, distributions, total returns, income and expense ratios, turnover ratios and net assets

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	25
Accounting and distribution policies, details of agreements and transactions with Master Fund management and affiliates, and descriptions of certain investment risks

ANNUAL RENEWAL OF INVESTMENT MANAGEMENT AGREEMENT	41

OTHER TAX INFORMATION	44

AMG Pantheon Master Fund, LLC Fund Performance (unaudited)

The table below shows the average annual total returns for AMG Pantheon Master Fund, LLC and MSCI World Index for the same time periods ended September 30, 2024.

Average Annual Total Returns[1]	Six Months*	One Year	Five Years	Since Inception	Inception Date

AMG Pantheon Master Fund, LLC	10.33%	17.96%	16.44%	12.68%	09/30/14

MSCI World Index[2,3]	9.16%	32.43%	13.04%	10.07%	09/30/14†

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment will fluctuate so that an investor’s units, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Master Fund’s investment objectives, risks, charges and expenses before investing. For performance information through the most recent month end, current net asset values per unit for the Master Fund and other information, please call 877.355.1566 or visit our website at wealth.amg.com for a free prospectus. Read it carefully before investing or sending money.

†	Date reflects inception date of the Master Fund, not the Index.

*	Not annualized

1

Total return equals income yield plus unit price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Master Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by unitholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Master Fund are net of expenses. All returns are in U.S. dollars ($).

2

The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. Please go to msci.com for most current list of countries represented by the Index. Unlike the Master Fund, the MSCI World Index is unmanaged, is not available for investment and does not incur fees.

3

All MSCI data is provided “as is”. The products described herein are not sponsored or endorsed and have not been reviewed or passed on by MSCI. In no event shall MSCI, its affiliates or any MSCI data provider have any liability of any kind in connection with the MSCI data or the products described herein. Copying or redistributing the MSCI data is strictly prohibited.

AMG Pantheon Master Fund, LLC

Consolidated Schedule of Investments

September 30, 2024 (unaudited)

	Initial Acquisition Date	Shares	Value	Percent of Net Assets(1)

Co-Investments

ACP Accelerant Co-Invest, LLC (Financials)(a),(b),*	01/31/2022	(c)	$31,271,619	0.7%

AIX Pride Syndication L.P. (Information Technology)(b),*	11/16/2018	(c)	4,355,638	0.1%

AP VIII Prime Security Services Holdings, L.P. (Industrials)*	04/26/2016	(c)	1,164,254	0.0%

APH CUBS Co-invest LP (Financials)(b),*	11/16/2018	(c)	6,147,131	0.1%

APIA BIM FPCI (Information Technology) (France)(b),*	02/25/2020	(c)	8,965,591	0.2%

APIA DINO FPCI (Information Technology) (Netherlands)(a),(b),*	03/11/2022	(c)	13,872,336	0.3%

APIA OPUS FPCI (Information Technology) (France)(b),*	12/22/2020	(c)	5,383,893	0.1%

APIA TRILOGY FPCI (Information Technology) (Belgium)(a),(b),*	09/16/2021	(c)	19,869,365	0.5%

Apollo DSB Co-Invest, L.P (Healthcare)(b),*	11/14/2018	(c)	11,623,104	0.3%

Aquarian Insurance Holdings (Financials)(a),(b),*	09/29/2022	(c)	48,402,524	1.1%

Armis Investors Holdings, L.P. (Information Technology)(b),*	02/03/2020	(c)	7,476,650	0.2%

Base10 Advancement Initiative IH I, L.P. (Healthcare)(a),(b),(d),*	05/13/2022	(c)	5,896,100	0.1%

BC Partners Aqua Co-Investment LP (Industrials) (Germany)(a),(b),*	01/11/2022	(c)	8,617,928	0.2%

BC Partners Clay Co-Investment LP (Materials) (Germany)(a),(b),*	03/30/2022	(c)	34,896,307	0.8%

CB Ignite Holdings, LLC (Consumer Discretionary)(b),(d),*	08/12/2016	(c)	3,226,155	0.1%

Cogenuity Co-Invest I LP (Consumer Discretionary)(a),(b),*	06/21/2024	(c)	12,744,968	0.3%

Coronet Cyber Security Ltd. (Information Technology) (Israel)(b),(d),*	02/03/2023	(c)	4,051,000	0.1%

DETZ Co-Investment Aggregator, L.P. (Financials)(b),*	12/08/2021	(c)	28,265,543	0.6%

Diamond LS I LP (Financials)(b),*	12/28/2016	(c)	2,024,053	0.0%

Digital Bridge Small Cell Holdings, LLC (Information Technology)(b),(d),*	11/06/2015	31	243,867	0.0%

Eagle Investment Trust (Industrials) (Australia)(b),*	08/12/2021	(c)	25,436,257	0.6%

ECI 11 FP Limited (Information Technology) (United Kingdom)(b),*	06/07/2021	(c)	8,383,522	0.2%

Epsilon Topco Limited (Information Technology)(b),(d),*	10/03/2018	(c)	3,206,852	0.1%

ESCP PPG Holdings, LLC (Industrials)(b),(d),*	12/14/2016	2,171.429	0	0.0%

The accompanying notes are an integral part of these consolidated financial statements.

AMG Pantheon Master Fund, LLC

Consolidated Schedule of Investments (continued)

	Initial Acquisition Date	Shares	Value	Percent of Net Assets(1)

Co-Investments (continued)

Fintech Collective PA1 LLC (Information Technology)(a),(b),*	12/23/2022	(c)	$8,912,296	0.2%

Five Arrows Galliera Co-Invest Fund SCSp (Consumer Discretionary) (France)(a),(b),*	08/04/2022	(c)	21,655,288	0.5%

Five Arrows Royal FAPI IV Co-Invest SCSp (Information Technology)(a),(b),*	07/01/2024	(c)	20,292,882	0.5%

Five Arrows Spark 2023 FAPI III Co-Invest SCSp (Healthcare) (United Kingdom)(a),(b),*	07/19/2023	(c)	20,263,350	0.5%

Frozen Bakery Holdco, LLC (Consumer Staples)(a),(b),(d),*	03/27/2024	(c)	36,881,000	0.8%

GGV (ET) LLC (Information Technology)(a),(b),(d),*	08/08/2022	(c)	3,633,000	0.1%

Golden Aggregator, L.P. (Information Technology)(b),*	06/28/2021	(c)	22,396,576	0.5%

H&F Flashdance Partners I, L.P. (Financials)(b),*	07/16/2018	(c)	1,459,092	0.0%

H.I.G. CHA, L.P. (Industrials)(a),(b),*	05/23/2024	(c)	32,765,823	0.7%

H.I.G. Pixelle Specialty Solutions Co- Investment, L.P. (Materials)(a),(b),*	07/15/2022	(c)	8,306,380	0.2%

H.I.G. TMC Co-Investors, L.P. (Industrials)(a),(b),*	02/21/2023	(c)	21,231,316	0.5%

Hadron Holdings (Financials)(a),(b),*	10/16/2023	(c)	11,771,095	0.3%

Heartland Dental Holding Corp (Healthcare)(a),(b),(d),*	06/21/2024	(c)	51,371,000	1.2%

Help HP SCF Investor, LP (Information Technology)(b),*	05/12/2021	(c)	10,258,478	0.2%

Hg Athena Co-Invest L.P. (Information Technology) (United Kingdom)*	03/18/2020	(c)	10,519,704	0.2%

Hg Riley Co-Invest L.P. (Information Technology)(a),(b),*	09/30/2021	(c)	3,401,667	0.1%

Hg Secular Co-Invest L.P. (Information Technology)(b),*	09/16/2020	(c)	4,613,024	0.1%

Hg Vibranium Co-Invest L.P. (Information Technology) (Sweden)(a),(b),*	06/29/2022	(c)	28,664,119	0.7%

Hg Vivaldi 2 Co-Invest L.P. (Information Technology) (Norway)(b),*	06/10/2019	(c)	7,863,181	0.2%

High Street HoldCo, LLC(a),(b),*	06/27/2024	(c)	44,177,818	1.0%

Hub International (Financials)(b),(d),*	09/14/2023	(c)	41,092,000	0.9%

Hygee International SARL (Materials) (France)(b),(d),*	12/17/2020	(c)	8,521,631	0.2%

IK PF II Luxco 6 S.à r.l. (Industrials) (United Kingdom)(a),(b),(d),*	04/12/2024	(c)	35,370,769	0.8%

Incline A Aviation Co-Investment Fund (Industrials)(d),*	05/15/2020	(c)	1,215,628	0.0%

The accompanying notes are an integral part of these consolidated financial statements.

AMG Pantheon Master Fund, LLC

Consolidated Schedule of Investments (continued)

	Initial Acquisition Date	Shares	Value	Percent of Net Assets(1)

Co-Investments (continued)

Incline B Aviation Aladdin Co-Investment Limited Partnership (Industrials)(b),(d),*	06/26/2018	(c)	$3,197,354	0.1%

Insight Hideaway Aggregator, L.P. (Information Technology)(a),(b),*	03/15/2024	(c)	43,067,791	1.0%

Insight RF Holdings, LLC (Information Technology)*	07/03/2019	(c)	11,398,177	0.3%

ISH Co-Invest Aggregator, L.P. (Information Technology)(b),*	05/06/2021	(c)	6,370,889	0.1%

IVP XI Celestial Co-Invest LP (Industrials)(b),*	06/04/2021	(c)	8,182,416	0.2%

IVP XII DK (BLOCKED) Co-Invest, L.P. (Communication Services)(a),(b),(d),*	10/01/2021	(c)	18,177,000	0.4%

JP Co-Invest, LLC (Consumer Staples)(b),*	11/13/2018	(c)	867,787	0.0%

KKR Cavalry Co-Invest L.P. (Information Technology)(a),(b),*	03/22/2022	(c)	12,334,762	0.3%

KKR Compass Co-Invest L.P. (Healthcare)(b),*	04/25/2024	(c)	59,934,557	1.4%

KKR Gameday Co-Invest L.P. (Consumer Discretionary)(a),(b),*	08/19/2024	(c)	31,909,145	0.7%

Kwol Co-invest, LP (Healthcare)(a),(b),*	12/12/2023	(c)	32,761,144	0.7%

LEP Prelude Co-Invest, L.P. (Healthcare)(b),*	07/05/2017	(c)	5,116,923	0.1%

Logan Co-Invest, L.P. (Information Technology)(b),*	08/27/2020	(c)	2,958,607	0.1%

N2Y (Consumer Discretionary)(a),(b),*	05/03/2023	(c)	31,820,631	0.7%

NetSPI (Information Technology)(a),(b),*	11/01/2022	(c)	26,140,362	0.6%

Ocean Alliance III, L.P. (Communication Services) (People’s Republic of China)(b),*	09/04/2020	(c)	4,300,801	0.1%

Olive Investments Limited (Information Technology)(a),(b),*	09/01/2021	(c)	13,157,781	0.3%

Onex ISO Co-Invest LP (Financials)(a),(b),*	10/29/2021	(c)	25,720,552	0.6%

Project Alpine Co-Invest Fund, L.P. (Information Technology)(a),(b),*	06/13/2022	(c)	45,325,387	1.0%

Project Hotel California Co-Invest Fund, L.P. (Information Technology)(a),(b),*	07/29/2022	(c)	53,293,498	1.2%

PSG Government Brands II Co-Invest L.P. (Information Technology)(a),(b),*	07/30/2021	(c)	11,747,942	0.3%

PSG LM Co-Investors L.P. (Information Technology)(b),*	05/24/2016	(c)	11,179,397	0.3%

Quantum Parallel Partners VI-C(A), LP (Energy)(b),*	10/16/2015	(c)	129,170	0.0%

Quantum QEP VII Co-Investment Fund, L.P. (Energy)(b),*	08/30/2018	(c)	1,573,174	0.0%

R Chapel Avenue Holdings Co-Invest B, LP (Financials)(a),(b),*	07/08/2024	(c)	9,535,778	0.2%

RCP Artemis Co-Invest LP (Financials)(b),*	08/01/2019	(c)	17,943,654	0.4%

The accompanying notes are an integral part of these consolidated financial statements.

AMG Pantheon Master Fund, LLC

Consolidated Schedule of Investments (continued)

	Initial Acquisition Date	Shares	Value	Percent of Net Assets(1)

Co-Investments (continued)

RL Co-investor Aggregator II L.P. (Communication Services)(a),(b),*	03/04/2022	(c)	$27,268,998	0.6%

Roark Capital Partners II Sidecar LP (Consumer Discretionary)(b),*	11/26/2018	(c)	9,435,567	0.2%

SDA Investors Group, LLC - Class A (Healthcare)(b),(d),*	08/03/2017	(c)	1,085,194	0.0%

SDA Investors Group, LLC - Series A Pref (Healthcare)(d),*	03/26/2019	(c)	2,226,704	0.1%

SDA Investors Group, LLC - Series AA Pref (Healthcare)(d),*	09/18/2023	(c)	328,827	0.0%

Sequoia Financial Group (Financials)(a),(b),*	10/28/2022	(c)	37,253,648	0.9%

Shamrock ND Holdco, L.P. (Communication Services)(a),(b),*	09/10/2024	(c)	41,659,199	1.0%

SignalFire Opportunities Fund, L.P. - Series 11 (Financials)(a),(b),*	12/10/2021	(c)	5,166,691	0.1%

SignalFire Opportunities Fund, L.P. (Healthcare)(a),(b),*	04/08/2022	(c)	5,292,126	0.1%

SKCP V Sirona Co-Invest, L.P. (Healthcare) (France)(a),(b),*	12/16/2021	(c)	16,146,861	0.4%

SYFS Co-INVEST, LLC (Healthcare)(b),*	09/01/2017	(c)	110,844	0.0%

TCP DJR Co-Invest, L.P (Energy)(b),*	11/20/2018	(c)	2,129,050	0.1%

TI VI Project Horizon Co-Invest L.P. (Consumer Staples) (Switzerland)(a),(b),*	09/30/2024	(c)	20,937,230	0.5%

TKC Investment Holdings, LLC (Consumer Discretionary)(b),*	10/12/2016	(c)	2,771,137	0.1%

TPG Clarinet Co-Invest, LP (Consumer Discretionary) (Australia)(b),*	02/26/2019	(c)	7,792,132	0.2%

TPG Growth V Amplifier CI, L.P. (Healthcare)(a),(b),*	02/10/2022	(c)	31,172,698	0.7%

TPG Growth V Deacon, L.P. (Information Technology)(a),(b),*	11/20/2023	(c)	23,851,437	0.5%

TPG Growth V Melody CI, Limited Partnership (Communication Services) (Italy)(a),(b),*	07/18/2022	(c)	32,851,273	0.8%

TPG VII Renown Co-Invest I, L.P. (Consumer Stationary)(b),*	05/09/2018	(c)	0	0.0%

TVG-I-E-AEG Holdings (Consumer Discretionary)*	01/27/2017	(c)	1,879,018	0.0%

T-VI Co-Invest-A (Financials)(b),*	08/12/2015	(c)	3,224,767	0.1%

T-VII Mitchell/Genex Co-Invest, L.P. (Healthcare)(b),*	06/28/2018	(c)	5,947,529	0.1%

Verdane Co-Invest Papirfly AB (Information Technology) (Norway)(a),(b),*	03/30/2022	(c)	6,023,905	0.1%

Vistria AP Investment LLC (Consumer Discretionary)(b),(d),*	12/12/2019	(c)	8,289,421	0.2%

The accompanying notes are an integral part of these consolidated financial statements.

AMG Pantheon Master Fund, LLC

Consolidated Schedule of Investments (continued)

	Initial Acquisition Date	Shares	Value	Percent of Net Assets(1)

Co-Investments (continued)

WP Triton Investment, L.P. (Communication Services) (United Kingdom)(b),*	12/10/2019	(c)	$469,839	0.0%

WP-LH Co-Invest, L.P. (Consumer Discretionary)(b),*	06/25/2015	(c)	426,153	0.0%

Total Co-Investments			1,534,046,701	35.0%

Primary Private Investment Funds

Abry Advanced Securities Fund IV, L.P.*	02/19/2019	(c)	2,992,518	0.1%

Accel Leaders Fund IV, L.P.(a),(b),*	06/05/2023	(c)	7,862,119	0.2%

Accel London VIII, L.P(a),(b),*	08/21/2024	(c)	389,000	0.0%

American Industrial Partners Fund VIII(a),*	04/30/2024	(c)	7,838,781	0.2%

Banc Fund IX L.P.(b),*	01/19/2016	(c)	99,092	0.0%

Base10 Advancement Initiative II(a),(b),*	01/06/2023	(c)	3,918,868	0.1%

Battery Ventures Select Fund II, L.P.(a),(b),*	03/09/2022	(c)	1,604,392	0.0%

Battery Ventures XIV, L.P.(a),(b),*	07/20/2022	(c)	4,236,146	0.1%

BC European Capital X – 3 LP (United Kingdom)(a),(b),*	09/30/2024	(c)	7,788,336	0.2%

BC European Capital XI (United Kingdom)(a),(b),*	02/25/2022	(c)	21,290,386	0.5%

BroadRiver III, L.P.*	03/27/2018	(c)	2,898,867	0.1%

Calera Capital Partners V L.P.(b),*	04/25/2016	(c)	75,046	0.0%

Canaan XIII(a),(b),*	08/28/2024	(c)	125,000	0.0%

Craft Ventures Growth II(a),(b),*	05/31/2023	(c)	2,932,666	0.1%

Entrepreneurial Equity Partners II, L.P.(a),*	06/26/2024	(c)	21,309,732	0.5%

Five Arrows Principal Investments IV SCSp (United Kingdom)(a),*	06/17/2022	(c)	10,006,445	0.2%

Forbion Capital Fund VI (Netherlands)(a),(b),*	03/01/2023	(c)	3,293,221	0.1%

GSO Capital Opportunities Fund III, L.P.*	09/22/2016	(c)	360,823	0.0%

H&F Arrow 2, L.P.(b),*	08/28/2020	(c)	322,747	0.0%

H.I.G. Advantage Buyout Fund II L.P.(a),(b),*	05/06/2024	(c)	6,891,035	0.2%

HGGC Fund IV(a),(b),*	12/03/2021	(c)	19,470,331	0.4%

HIG Middle Market LBO Fund IV(a),(b),*	05/11/2023	(c)	896,085	0.0%

Incline Aviation Fund II(d),*	05/07/2021	(c)	9,737,090	0.2%

Incline Aviation I(d),*	03/09/2017	(c)	1,352,400	0.0%

Knox Lane Capital Fund II, L.P.(a),(b),*	01/08/2024	(c)	2,636,951	0.1%

Main Post Growth Capital III(a),(b),*	10/25/2023	(c)	833,995	0.0%

NEA 18 Venture Growth Equity, L.P.(a),(b),*	02/08/2023	(c)	6,170,081	0.1%

New Enterprise Associates 18, L.P.(a),(b),*	02/08/2023	(c)	4,258,978	0.1%

Nexus Special Situations IV, L.P.(a),(b),*	04/30/2024	(c)	2,185,237	0.0%

Norvestor IX (Norway)(a),(b),*	04/20/2023	(c)	4,283,187	0.1%

The accompanying notes are an integral part of these consolidated financial statements.

AMG Pantheon Master Fund, LLC

Consolidated Schedule of Investments (continued)

	Initial Acquisition Date	Shares	Value	Percent of Net Assets(1)

Primary Private Investment Funds (continued)

PSG Encore-A L.P.(a),(b),*	03/23/2022	(c)	$14,844,597	0.3%

RedBird Capital Partners Fund IV, L.P.(a),*	01/29/2024	(c)	24,551,856	0.6%

Redpoint IX(a),(b),*	10/03/2022	(c)	2,934,361	0.1%

SignalFire Breakout Fund III, L.P.(a),(b),*	01/31/2022	(c)	8,497,475	0.2%

SignalFire Fund IV, L.P.(a),(b),*	01/31/2022	(c)	3,879,105	0.1%

SignalFire XIR Fund, L.P.(a),(b),*	01/31/2022	(c)	4,979,749	0.1%

SK Capital Partners VI(a),*	09/22/2023	(c)	6,139,145	0.1%

Towerbrook Investors VI (OS), L.P.(a),(b),*	07/24/2024	(c)	2,211,419	0.0%

TPG Growth V, L.P.(a),(b),*	09/17/2021	(c)	31,474,053	0.7%

Valeas Capital Partners Fund I(a),(b),*	02/27/2023	(c)	21,313,085	0.5%

Total Primary Private Investment Funds			278,884,400	6.3%

Secondary Private Investment Funds

3i Venice SCSp (United Kingdom)*	01/15/2020	(c)	18,991,548	0.4%

A&M Capital Europe, SCSp (Spain)(a),(b),*	12/29/2023	(c)	11,853,902	0.3%

A9 EUR (Feeder) L.P. (France)(a),(b),*	09/30/2024	(c)	6,772,932	0.2%

Abry Advanced Securities Fund III, L.P.(b),*	03/31/2021	(c)	2,895,390	0.1%

ABRY Heritage Partners, L.P.(e),*	03/31/2021	(c)	239,154	0.0%

ABRY Partners IX, L.P.(b),(e),*	03/31/2021	(c)	2,513,209	0.1%

ABRY Partners VI, L.P.(b),(e),*	03/31/2021	(c)	6,247	0.0%

ABRY Partners VII, L.P.(b),(e),*	03/31/2021	(c)	256,946	0.0%

ABRY Partners VIII, L.P.(e),*	03/31/2021	(c)	325,001	0.0%

ABRY Senior Equity III, L.P.(b),(e),*	03/31/2021	(c)	6,258	0.0%

ABRY Senior Equity IV, L.P.(b),(e),*	03/31/2021	(c)	129,147	0.0%

ABRY Senior Equity V, L.P.(e),*	03/31/2021	(c)	1,727,052	0.0%

ACON Equity Partners 3.5, L.P.(b),(e),*	01/12/2022	(c)	2,112,077	0.1%

ACON Equity Partners IV, L.P.(b),(e),*	01/04/2022	(c)	5,571,739	0.1%

ACP Investment Fund II, L.P.(e),*	06/30/2023	(c)	10,241,662	0.2%

Advent International GPE IX-C Limited Partnership(a),(b),*	03/31/2024	(c)	17,491,781	0.4%

Advent International GPE VIII-B-3 Limited Partnership(a),(b),*	03/31/2024	(c)	9,322,498	0.2%

Allegro Private Equity Fund II, L.P. (Australia)*	03/04/2020	(c)	770,361	0.0%

Alpine Investors Apex CV-A, LP(a),(b),*	10/20/2023	(c)	73,552,836	1.7%

Alpine Investors TEAM CV Feeder, LLC(b),*	12/17/2020	(c)	9,502,707	0.2%

Altamont Capital Partners III, L.P.(b),(e),*	06/30/2023	(c)	78,396,245	1.8%

Altor Fund II (No. 2) Limited Partnership (Denmark)(a),(b),*	03/31/2024	(c)	646,612	0.0%

The accompanying notes are an integral part of these consolidated financial statements.

AMG Pantheon Master Fund, LLC

Consolidated Schedule of Investments (continued)

	Initial Acquisition Date	Shares	Value	Percent of Net Assets(1)

Secondary Private Investment Funds (continued)

Altor Fund III (No. 2) Limited Partnership (Sweden)(a),*	03/31/2024	(c)	$2,672,982	0.1%

Altor Fund III Ltd. Partnership (Sweden)(e),*	04/07/2022	(c)	1,057,043	0.0%

Altor Fund IV (No. 1) AB (Sweden)(a),(b),*	03/31/2024	(c)	6,877,428	0.2%

Altor Fund IV AB (Sweden)(a),*	04/08/2022	(c)	2,967,820	0.1%

Altor Fund V (No. 2) AB (Sweden)(a),*	03/31/2024	(c)	12,992,153	0.3%

Altor Fund V AB (Sweden)(a),*	04/08/2022	(c)	5,416,426	0.1%

Antin Infrastructure Partners III-B SCSp (Spain)*	11/04/2020	(c)	4,020,637	0.1%

Apax France VIII-A FCPR (France)(b),*	01/22/2019	(c)	982,094	0.0%

Apollo Overseas Partners IX, L.P.(a),(b),*	09/30/2024	(c)	8,522,697	0.2%

Archer Capital GF Trust 2B (Australia)*	03/04/2020	(c)	1,089,949	0.0%

Archer Capital Trust 5B (Australia)(b),*	03/04/2020	(c)	371,562	0.0%

Ares Corporate Opportunities Fund IV, L.P.*	04/13/2017	(c)	408,575	0.0%

Astorg CF II (GP) (Netherlands)(a),(b),*	09/24/2024	(c)	18,206,377	0.4%

August Equity Partners IV Executives Partnership LP (United Kingdom)(a),(b),*	12/29/2023	(c)	4,294,457	0.1%

Aztiq Fund I(b),*	05/13/2019	(c)	10,124,029	0.2%

Bain Capital Fund XII, LP(a),(b),*	06/30/2024	(c)	13,272,641	0.3%

Base10 Partners I, L.P.(a),(b),*	08/03/2022	(c)	6,438,528	0.2%

BE VI ‘D’ LP (United Kingdom)(a),(b),*	09/30/2024	(c)	17,026,819	0.4%

Berkshire Fund IX Coinvestment Fund L.P.(e),*	04/08/2022	(c)	3,274,322	0.1%

Berkshire Fund IX, L.P.(e),*	09/03/2021	(c)	7,215,918	0.2%

Berkshire Fund VI L.P.(a),*	04/08/2022	(c)	455,998	0.0%

Berkshire Fund VII, L.P.(a),(b),*	04/08/2022	(c)	196,355	0.0%

Berkshire Fund VIII L.P.(a),*	04/08/2022	(c)	1,090,005	0.0%

Berkshire Fund X-A, L.P.(a),*	11/16/2021	(c)	1,686,486	0.0%

Blackstone Capital Partners VI(e),*	04/07/2022	(c)	160,901	0.0%

Boom Co-Invest B, L.P.(a),(b),*	01/02/2024	(c)	4,036,896	0.1%

Bridgepoint Europe IV ‘A’ LP (United Kingdom)(a),(b),*	12/29/2023	(c)	153,635	0.0%

CapVest Strategic Opportunities 2 SCSp (United Kingdom)(b),*	12/01/2020	(c)	5,968,872	0.1%

Carlyle Global Infrastructure Opportunity Fund, L.P.(e),*	04/21/2022	(c)	15,464,354	0.4%

Carlyle Renewable and Sustainable Energy Fund II(a),(b),*	11/29/2022	(c)	518,991	0.0%

CBPE Capital Fund IX B, L.P. (United Kingdom)*	12/31/2020	(c)	4,555,263	0.1%

CD&R Value Building Partners I, L.P.(a),(b),*	12/17/2021	(c)	45,964,682	1.1%

The accompanying notes are an integral part of these consolidated financial statements.

AMG Pantheon Master Fund, LLC

Consolidated Schedule of Investments (continued)

	Initial Acquisition Date	Shares	Value	Percent of Net Assets(1)

Secondary Private Investment Funds (continued)

CIVC SIB CF, L.P. (Canada)(a),(b),*	05/03/2023	(c)	$40,149,651	0.9%

Clearlake Capital Partners VII (Offshore), LP(a),(b),*	12/29/2023	(c)	4,472,619	0.1%

Clearview Capital Fund III, L.P.(a),(b),*	05/31/2023	(c)	1,750,201	0.0%

Clearview Capital Fund IV, L.P.(a),(b),*	05/31/2023	(c)	7,343,461	0.2%

Clearview Capital Mezzanine Fund I, L.P.(a),*	05/16/2023	(c)	849,491	0.0%

Clearview Capital V(a),(b),*	05/19/2023	(c)	467,349	0.0%

Diablo Investment Fund, L.P.(b),(e),*	08/09/2024	(c)	577,090	0.0%

Digital Colony Partners, L.P. (Luxemburg)(a),(b),*	01/31/2024	(c)	74,850,610	1.7%

DPE Continuation Fund I (Germany)(a),(b),*	10/12/2022	(c)	50,861,393	1.2%

ECP Calpine Continuation Fund, LP(a),(b),*	07/05/2022	(c)	53,951,579	1.2%

EQT IX (No.2) EUR SCSP (Sweden)(a),(b),*	12/29/2023	(c)	33,157,779	0.8%

EQT VII (No.1) LP (Denmark)(a),(b),*	12/29/2023	(c)	9,904,755	0.2%

EQT VIII (No.1) SCSP(a),*	12/29/2023	(c)	19,641,521	0.5%

Equistone Partners Europe Fund VI “A” SCSp (France)(a),(b),*	09/30/2024	(c)	5,592,674	0.1%

Ergon svt Long Term Value Fund SCSp (Germany)(b),*	02/24/2021	(c)	6,483,752	0.2%

ESO Fund VII SCSp SICAV-RAIF (United Kingdom)(a),(b),*	09/01/2021	(c)	7,492,021	0.2%

Flexpoint Fund IV(a),(b),*	03/31/2024	(c)	13,212,523	0.3%

Flexpoint Overage Fund IV-B, L.P.(a),(b),*	03/31/2024	(c)	3,785,958	0.1%

Francisco Partners III, L.P.(b),*	01/05/2015	(c)	77,828	0.0%

Francisco Partners VI-B, L.P.(a),*	01/02/2024	(c)	9,335,712	0.2%

FSN Capital VI L.P. (Denmark)(a),(b),*	03/31/2024	(c)	14,389,130	0.3%

Genstar Capital Partners X L.P.(a),(b),*	12/29/2023	(c)	4,206,770	0.1%

GHO Capital Vanquish LP (United Kingdom)(a),(b),*	05/22/2023	(c)	46,905,698	1.1%

GIP Aquarius Fund, SCSp (Brazil)(a),(b),*	10/19/2021	(c)	14,216,186	0.3%

Global Infrastructure Partners II (United Kingdom)(a),*	12/30/2022	(c)	5,855,521	0.1%

Global Infrastructure Partners III(a),*	12/30/2022	(c)	1,894,103	0.0%

Graham Partners OptConnect Continuation Fund Parallel(a),(b),*	12/20/2022	(c)	43,762,121	1.0%

Greenbriar Equity Fund III, L.P.(e),*	03/31/2021	(c)	552,381	0.0%

Gryphon Partners VI-A, L.P.(a),(b),*	12/29/2023	(c)	11,190,899	0.3%

GSP 2.0, L.P.(b),(e),*	09/30/2024	(c)	4,036,930	0.1%

GSP 3.0 Fund, L.P.(b),(e),*	09/30/2024	(c)	3,959,207	0.1%

Hellman & Friedman Capital Partners VII, L.P.(b),*	10/01/2019	(c)	58,192	0.0%

The accompanying notes are an integral part of these consolidated financial statements.

AMG Pantheon Master Fund, LLC

Consolidated Schedule of Investments (continued)

	Initial Acquisition Date	Shares	Value	Percent of Net Assets(1)

Secondary Private Investment Funds (continued)

Hellman & Friedman Capital Partners X (Parallel), L.P.(a),(b),*	09/27/2024	(c)	$33,487,760	0.8%

Hg Saturn 2 B LP (United Kingdom)(a),(b),*	01/02/2024	(c)	7,604,295	0.2%

Hosen FCV I, L.P. (Australia)(a),(b),*	04/13/2022	(c)	36,693,929	0.8%

Housatonic Equity Investors V, L.P.(b),(e),*	04/07/2022	(c)	1,702,770	0.0%

Housatonic Equity Investors VI, L.P.(e),*	04/07/2022	(c)	11,481,777	0.3%

Icon Partners III, L.P.(b),*	05/10/2021	(c)	0	0.0%

Icon Partners IV, L.P.*	05/24/2021	(c)	16,198,488	0.4%

Idinvest Growth Secondary SLP (France)(b),*	05/21/2020	(c)	3,748,707	0.1%

IK SC Strategic Opportunities I SCSp (Netherlands)(a),(b),*	04/18/2024	(c)	16,240,244	0.4%

Industrial Opportunity Partners II(a),(b),*	04/01/2022	(c)	229,351	0.0%

Industrial Opportunity Partners III(a),(b),*	04/01/2022	(c)	8,349,827	0.2%

Industrial Opportunity Partners IV, L.P.(a),(b),*	05/06/2022	(c)	1,816,868	0.0%

Insight Venture Partners Growth-Buyout Coinvestment Fund, L.P.(e),*	03/31/2023	(c)	33,937,796	0.8%

Insight Venture Partners IX, L.P.*	01/02/2020	(c)	7,329,660	0.2%

Insight Venture Partners IX, L.P.(e),*	03/31/2023	(c)	40,781,765	0.9%

Insight Venture Partners X, L.P.(a),*	03/31/2023	(c)	45,080,534	1.0%

Insight Venture Partners XI, L.P.(b),(e),*	03/31/2023	(c)	29,567,348	0.7%

Insight Ventures Partners (Cayman) X, L.P.(a),(b),*	01/04/2022	(c)	14,328,685	0.3%

John Hancock Infra Fund I, L.P.(a),*	01/31/2024	(c)	37,050,214	0.8%

KKR Americas Fund XII L.P.(a),(b),*	09/30/2024	(c)	12,966,467	0.3%

KKR Mezzanine Partners I L.P.(a),(b),*	04/07/2022	(c)	536,765	0.0%

L Catterton Asia 3 LP (Peoples’ Republic of China)(a),(b),*	09/30/2024	(c)	8,140,561	0.2%

LEP Opportunities I, L.P.(b),*	06/30/2021	(c)	18,283,846	0.4%

Linden Opportunities Fund, L.P.(a),(b),*	09/01/2022	(c)	28,256,760	0.6%

Marwyn Value Investors II Co-Invest (Spain)(a),(b),*	04/01/2022	(c)	272,705	0.0%

Marwyn Value Investors II L.P. (Spain)(a),(b),*	04/01/2022	(c)	846,285	0.0%

MC Private Equity Partners I-A LP(e),*	03/31/2021	(c)	3,672,949	0.1%

Medicxi Secondary I, L.P. (United Kingdom)(b),*	09/21/2020	(c)	7,051,688	0.2%

MIC Capital Partners III Parallel (Cayman) LP(b),*	04/14/2021	(c)	4,245,424	0.1%

Nordic Capital CF1 Alpha, L.P. (Norway)(b),*	03/11/2022	(c)	22,100,510	0.5%

North Haven Capital Partners CV-A LP(a),(b),*	11/15/2021	(c)	21,316,661	0.5%

North Haven Capital Partners W50 CV LP(a),(b),*	03/21/2024	(c)	71,893,365	1.6%

The accompanying notes are an integral part of these consolidated financial statements.

AMG Pantheon Master Fund, LLC

Consolidated Schedule of Investments (continued)

	Initial Acquisition Date	Shares	Value	Percent of Net Assets(1)

Secondary Private Investment Funds (continued)

Oakley Capital Guinness B1 SCSp (Germany)(a),(b),*	06/09/2023	(c)	$65,166,680	1.5%

Oaktree Special Situations Fund, L.P.(e),*	04/07/2022	(c)	1,243,935	0.0%

One Equity Partners VI, L.P.(a),*	04/08/2022	(c)	1,527,661	0.0%

PAI Strategic Partnerships SCSp (United Kingdom)(b),*	12/10/2019	(c)	10,688,248	0.2%

Pegasus WSJLL Fund, L.P.(a),(b),*	12/14/2021	(c)	24,930,285	0.6%

Pennantpark Senior Credit Fund Cayman Levered Feeder, LP*	06/29/2021	(c)	9,551,960	0.2%

Platinum Equity Imola Co-Investors Holdings, L.P.(a),(b),*	03/31/2024	(c)	4,692,884	0.1%

Portobello Capital Fondo IV, FCR (Spain)(a),(b),*	12/29/2023	(c)	8,917,293	0.2%

Portobello Fondo III, FCR (Spain)(a),(b),*	12/29/2023	(c)	7,381,824	0.2%

Providence Equity Partners VI, L.P.(b),*	12/31/2014	(c)	2,565	0.0%

PSC III G, L.P. (United Kingdom)(a),(b),*	04/04/2022	(c)	6,326,991	0.1%

RL Co-investor Aggregator L.P.(a),(b),*	05/16/2022	(c)	13,519,613	0.3%

Roark Capital Partners CF LP(a),(b),*	08/26/2022	(c)	33,721,874	0.8%

Roark Capital Partners III LP(a),*	04/26/2024	(c)	13,394,097	0.3%

Roark Capital Partners IV LP(e),*	04/26/2024	(c)	19,832,015	0.5%

RREF I SPV, L.P.(a),*	05/13/2022	(c)	7,402,934	0.2%

Samson Brunello 2, L.P.(b),*	02/19/2021	(c)	249,933	0.0%

Samson Hockey 2, L.P.(b),*	12/23/2020	(c)	196,163	0.0%

Samson Shield 2, L.P.(b),*	12/23/2020	(c)	639,295	0.0%

SGP II CF Feeder, L.P.(a),(b),*	08/12/2022	(c)	38,263,142	0.9%

ShiftKey(a),(b),*	11/25/2022	(c)	20,729,108	0.5%

Silver Lake Partners V, L.P.(a),*	01/04/2022	(c)	12,886,583	0.3%

Silver Lake Partners V, L.P.(a),(b),*	09/30/2024	(c)	10,618,575	0.2%

Silver Oak Services Fund IV, L.P.(b),(e),*	04/07/2022	(c)	6,343,005	0.1%

Siris Partners II, L.P.(a),(b),*	04/01/2022	(c)	11,671	0.0%

Siris Partners III, L.P.(a),*	04/07/2022	(c)	5,503,683	0.1%

Siris Partners III, L.P.(a),*	04/01/2022	(c)	2,063,872	0.1%

Siris Partners IV, L.P.(a),*	04/01/2022	(c)	3,378,992	0.1%

Solace Capital Special Situations Fund, L.P.(a),(b),*	08/06/2021	(c)	15,828,292	0.4%

Tene GPL Limited Partnership (Israel)(b),*	06/23/2021	(c)	36,727,723	0.8%

The Huron Fund V, LP(a),(b),*	03/31/2024	(c)	8,303,845	0.2%

Thomas H. Lee Equity Fund VIII, L.P.(b),(e),*	04/01/2022	(c)	104,847	0.0%

TiaraMed LP (Romania)(a),(b),*	10/15/2021	(c)	18,682,006	0.4%

Towerbrook Investors IV(a),*	01/02/2024	(c)	11,512,179	0.3%

The accompanying notes are an integral part of these consolidated financial statements.

AMG Pantheon Master Fund, LLC

Consolidated Schedule of Investments (continued)

	Initial Acquisition Date	Shares	Value	Percent of Net Assets(1)

Secondary Private Investment Funds (continued)

TowerBrook Investors V (892), L.P.(a),*	12/29/2023	(c)	$12,482,450	0.3%

TPG Asia V, L.P.(a),*	01/12/2022	(c)	250,083	0.0%

TPG Asia VI, L.P.(a),(b),*	01/12/2022	(c)	4,388,739	0.1%

TPG Growth Gator GenPar II, L.P.(b),*	12/23/2019	(c)	4,078,068	0.1%

TPG Partners V, L.P.(b),*	10/31/2015	(c)	95	0.0%

TPG Partners VI, L.P.(b),(e),*	01/12/2022	(c)	165,674	0.0%

TPG Partners VI, L.P.(b),*	10/31/2015	(c)	15,873	0.0%

TPG Partners VII, L.P.(e),*	01/12/2022	(c)	1,723,606	0.0%

TPG Partners VIII, L.P(e),*	01/12/2022	(c)	6,174,951	0.1%

Trilantic Capital Partners VI Parallel (North America) L.P.(a),*	03/31/2024	(c)	7,917,738	0.2%

Triton Fund III, L.P. (France)(a),(b),*	03/28/2024	(c)	4,309,939	0.1%

Triton Fund IV, L.P. (Germany)(a),(b),*	03/28/2024	(c)	28,206,853	0.6%

Triton Fund V, L.P. (Germany)(a),(b),*	03/28/2024	(c)	50,273,546	1.1%

VEPF IV Co-Invest 1A, L.P.(a),(b),*	09/30/2024	(c)	27,068,638	0.6%

VEPF IV Co-Invest 2-A, L.P.(a),(b),*	09/30/2024	(c)	7,696,353	0.2%

VEPF V Co-Invest 1-B, L.P.(a),(b),*	09/30/2024	(c)	10,901,295	0.3%

VEPF V Co-Invest 2-B, L.P.(a),(b),*	09/30/2024	(c)	2,158,781	0.1%

Vista Equity Partners Fund III (Parallel), L.P.(a),(b),*	09/30/2024	(c)	311,679	0.0%

Vista Equity Partners Fund IV (Parallel), L.P.(a),(b),*	09/30/2024	(c)	28,156,866	0.6%

Vista Equity Partners Fund VI-A, L.P.(a),(b),*	09/30/2024	(c)	7,792,691	0.2%

Vista Equity Partners Fund VI-A, L.P.(a),(b),*	09/30/2024	(c)	2,777,252	0.1%

Vista Foundation Fund I (Parallel), L.P.(a),(b),*	09/30/2024	(c)	270,986	0.0%

Vista Foundation Fund II-A, L.P.(a),(b),*	09/30/2024	(c)	1,347,447	0.0%

Warburg Pincus Private Equity XII, L.P.(b),(e),*	01/12/2022	(c)	3,540,634	0.1%

Warburg Pincus Private Equity XII, L.P.(a),(b),*	09/30/2021	(c)	4,160,914	0.1%

Water Street Orion Fund, L.P.(a),(b),*	10/13/2021	(c)	23,779,365	0.5%

West Street Global Infrastructure Partners III, L.P.(b),(e),*	04/21/2022	(c)	10,107,169	0.2%

West Street Infrastructure Partners IV (GSIP)(b),(e),*	09/08/2022	(c)	1,071,531	0.0%

Wynnchurch Capital Partners V, L.P.(a),(b),*	12/29/2023	(c)	7,833,485	0.2%

Total Secondary Private Investment Funds			2,180,315,782	49.7%

Common Stock

Veren Inc.		3,301	20,301	0.0%

The accompanying notes are an integral part of these consolidated financial statements.

AMG Pantheon Master Fund, LLC

Consolidated Schedule of Investments (continued)

	Shares	Value	Percent of Net Assets(1)

Short-Term Investments

Other Investment Companies

Dreyfus Institutional Preferred Government Money Market Fund, Institutional Class, 4.88% [2]	456,223,039	$456,223,039	10.4%

Total Investments (cost $3,483,371,814)		4,449,490,223	101.4%

Other Assets, less Liabilities		(62,135,618)	(1.4%)

Net Assets		$4,387,354,605	100.0%

Cost of Investments by asset type is as follows:

Co-Investments	$1,139,736,288

Primary Private Investment Funds	234,798,738

Secondary Private Investment Funds	1,652,594,802

Common Stock	18,947

Short-Term Investments	456,223,039

Total	$3,483,371,814

(a)	Investment is held by AMG Pantheon Lead Fund, LLC (the “Lead Fund”), a wholly-owned subsidiary of AMG Pantheon Master Fund, LLC (the “Master Fund”).

(b)	Non-income producing.

(c)	Investment does not issue shares.

(d)	The investment’s value was determined using significant unobservable inputs.

(e)	Investment is held by AMG Pantheon Subsidiary Fund, LLC (the “Corporate Subsidiary”), a wholly-owned subsidiary of the Master Fund.

(1)	The percentages of net assets presented within the Consolidated Schedule of Investments are rounded to one decimal. Therefore, investments shown as 0.0% are less than 0.05% of net assets.

(2)	Yield shown represents the September 30, 2024, seven-day average yield, which refers to the sum of the previous seven days dividend paid, expressed as an annual percentage.

The accompanying notes are an integral part of these consolidated financial statements.

AMG Pantheon Master Fund, LLC

Consolidated Schedule of Investments (continued)

*

Investment is issued in a private placement offering and is restricted to resale. Each investment may have been purchased on various dates and for different amounts. The date of the first purchase is reflected under Initial Acquisition Date as shown in the Consolidated Schedule of Investments. As of September 30, 2024, the aggregate cost of each investment restricted to resale was $23,888,253, $0, $1,092,956, $2,660,401, $3,335,836, $10,829,540, $4,246,276, $11,466,453, $2,154,630, $25,101,378, $4,245,077, $5,159,391, $15,022,158, $16,379,406, $1,295,640, $12,000,000, $4,108,705, $14,086,204, $379,427, $212,427, $7,206,199, $7,411,756, $1,783,591, $2,174,345, $5,120,000, $17,662,814, $18,400,000, $18,991,370, $21,892,836, $5,072,978, $15,000,000, $636,693, $28,988,914, $8,105,938, $14,265,651, $10,654,669, $51,456,311, $7,799,538, $3,805,489, $7,857,364, $3,033,908, $20,389,205, $1,933,218, $40,000,000, $35,020,279, $4,760,163, $29,666,084, $502,978, $2,276,020, $38,256,000, $1,391,172, $5,588,918, $8,429,116, $14,975,392, $2,231,184, $8,632,039, $52,440,938, $31,000,000, $29,932,910, $1,309,118, $3,937,553, $29,682,491, $18,819,714, $3,520,819, $9,698,069, $19,692,078, $38,899,491, $34,534,744, $12,195,173, $1,181,442, $14,036, $1,532,814, $8,914,146, $3,894,079, $26,203,614, $4,677,291, $3,775,914, $1,094,360, $239,147, $22,400,436, $41,225,290, $5,109,869, $4,977,228, $15,563,176, $2,972,962, $3,530,509, $20,962,681, $1,551, $0, $8,928,165, $22,211,221, $10,554,497, $1,436,624, $434,236, $196,441, $2,312,991, $6,636,199, $1,881,126, $1,977,813, $197,042, $3,083,869, $7,200,000, $416,300, $8,046,538, $79,576, $4,320,335, $1,483,360, $4,405,472, $6,338,151, $17,540,458, $2,735,375, $59,055, $125,000, $3,032,026, $12,672,386, $10,000,632, $3,092,134, $496,936, $138,913, $6,329,500, $14,704,481, $1,299,863, $8,267,820, $1,035,430, $2,916,015, $1,197,691, $6,637,379, $3,398,558, $1,943,797, $4,013,764, $14,729,605, $23,933,044, $2,693,900, $7,283,661, $3,707,823, $4,675,000, $2,773,507, $3,419,391, $22,628,632, $11,943,361, $4,417,453, $9,622,775, $5,131,939, $1,714,699, $165,803, $1,697,180, $21,716, $329,082, $601,129, $33,618, $181,543, $1,228,647, $1,406,134, $3,890,244, $11,547,808, $15,080,989, $7,607,745, $1,614,701, $54,230,769, $3,845,214, $65,547,281, $592,792, $1,684,064, $1,124,825, $4,990,462, $3,064,236, $13,053,157, $5,851,848, $3,086,665, $624,025, $7,201,344, $764,592, $767,064, $1,189,605, $18,059,100, $6,041,896, $3,293,496, $13,422,978, $4,733,068, $12,279,923, $3,024,340, $6,044,086, $810,079, $184,445, $1,708,651, $1,512,096, $262,307, $3,154,691, $75,737, $3,664,544, $10,463,241, $481,040, $3,399,408, $34,824,911, $28,542,678, $3,518,028, $1,341,592, $7,007,643, $801,263, $506,105, $554,584, $62,639,580, $36,756,087, $27,556,719, $29,311,546, $9,131,653, $18,003,053, $4,187,203, $4,701,756, $4,094,370, $11,839,330, $3,673,390, $89,384, $6,832,453, $12,910,033, $3,632,170, $39,143,279, $11,250,950, $5,647,687, $1,635,739, $31,573,617, $1,286,294, $7,730,917, $2,620,641, $3,868,124, $794,730, $30,470,151, $5,074,393, $22,817,353, $1,395,488, $8,301,896, $8,772,132, $15,637,886, $1,636,924, $15,192,000, $119,737, $6,586,876, $1,588,520, $24,195,711, $4,616,272, $24,340,418, $25,176,388, $18,351,939, $14,701,935, $30,027,248, $11,417,652, $100,499, $7,732,541, $13,025,578, $25,440,688, $293,012, $700,395, $4,068,833, $4,228,944, $3,987,486, $21,334,587, $10,700,185, $61,740,000, $39,394,996, $1,152,265, $1,242,165, $4,921,661, $19,225,627, $9,444,860, $3,133,628, $6,117,514, $5,308,922, $94,579, $5,381,062, $12,466,581, $20,269,855, $12,180,520, $16,089,334, $3,020,811, $98,828, $100,455, $445,831, $22,227,356, $20,151,943, $8,400,033, $15,674,491, $5,683,260 , $442,218, $2,178,331, $5,902,245, $3,209,359, $8,829,195, $8,649,185, $6,872,816, $117,319, $10,072,123, $12,304,599, $10,623,070, $360,939, $4,544,222, $2,523,584, $34,262, $349,347, $52,174, $2,930,031, $5,099,381, $6,434,590, $299,511, $16,551,377, $38,936,868, $16,809,223, $5,567,005, $7,448,053, $1,568,308, $203,263, $18,817,917, $1,753,714, $7,942,929, $169,371, $1,096,351, $3,689,577, $4,602,445, $18,139,640, $10,051,099, $963,506 and $5,921,628, respectively, totaling $3,027,129,828.

The accompanying notes are an integral part of these consolidated financial statements.

AMG Pantheon Master Fund, LLC

Consolidated Schedule of Investments (continued)

The country allocation in the Consolidated Schedule of Investments at September 30, 2024, was as follows:

Country	% of Total Investments
Australia	1.6
Belgium	0.4
Brazil	0.3
Canada	0.9
Denmark	0.5
France	1.9
Germany	5.5
Israel	0.9
Italy	0.7
Luxembourg	1.7
Netherlands	1.2
Norway	0.9
People’s Republic of China	0.3
Romania	0.4
Spain	0.8
Sweden	2.1
Switzerland	0.5
United Kingdom	5.8
United States of America	73.6

100.0

The accompanying notes are an integral part of these consolidated financial statements.

AMG Pantheon Master Fund, LLC

Consolidated Schedule of Investments (continued)

The following table summarizes the inputs used to value the Master Fund’s investments by the fair value hierarchy levels as of September 30, 2024:

	Level 1	Level 2	Level 3	Investments Valued at NAV	Total
Investments

Co-Investments	–	–	$228,013,502	$1,306,033,199	$1,534,046,701

Primary Private Investment Funds	–	–	11,089,490	267,794,910	278,884,400

Secondary Private Investment Funds	–	–	–	2,180,315,782	2,180,315,782

Common Stock	20,301	–	–	–	20,301

Short-Term Investments

Other Investment Companies	456,223,039	–	–	–	456,223,039

Total Investments	$456,243,340	–	$239,102,992	$3,754,143,891	$4,449,490,223

The reconciliation of Level 3 investments is presented when the Master Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Co-Investments	Primary Private Investment Funds	Secondary Private Investment Funds	Total
Balance as of March 31, 2024	$124,047,066	$8,299,384	$–	$132,346,450

Purchases	81,122,395	1,963,197	–	83,085,592

Sales & Distributions	196,472	(375,297)	–	(178,825)

Transfers into Level 3	–	–	–	–

Transfers out of Level 3	–	–	–	–

Net realized gain	(323,710)	37,164	–	(286,546)

Net change in unrealized appreciation/depreciation	22,971,279	1,165,042	–	24,136,321

Balance as of September 30, 2024	$228,013,502	$11,089,490	$–	$239,102,992

Net change in unrealized appreciation/depreciation on investments held at September 30, 2024	$22,971,279	$1,165,042	$–	$24,136,321

The accompanying notes are an integral part of these consolidated financial statements.

AMG Pantheon Master Fund, LLC

Consolidated Schedule of Investments (continued)

The following table summarizes the quantitative inputs and assumptions used for items categorized in Level 3 of the fair value hierarchy as of September 30, 2024. The table below is not intended to be all inclusive, but rather provides information on the significant Level 3 inputs as they relate to the Master Fund’s fair value measurements:

Quantitative Information about Level 3 Fair Value Measurements
	Fair Value as of September 30, 2024	Valuation Technique(s)	Unobservable Input(s)	Range	Average	Impact to Valuation from an Increase in Input (a)

Co-Investments	$9,158,025	Recent Round of Financing/Option Pricing Model	Recent round of financing/ expected sale	N/A	N/A	Increase

			Term	3.50-3.50	3.50	N/A

			Volatility	50.0%-60.0%	54.42%	N/A

Co-Investments	4,544,250	Market Comparables	Public Company Multiples: Revenue	14.30x-14.30x	14.30x	Increase

	182,772,809		EBITDA	8.50x-32.50x	14.78x	Increase

Co-Investments	4,422,075	Guideline Transaction Multiples	Revenue	20.27x-20.27x	20.27x	Increase

	12,011,435		EBIITDA	10.0x-18.50x	11.78x	Increase

Co-Investments	15,104,908	Discounted Cash Flows	Discount Rate	7.0%-20.0%	13.92%	Decrease

			Terminal Value	16.50x-18.00x	16.72x	Increase

			Terminal Growth Rate	9.35%-13.09%	9.91%	Increase

Primary Private Investment Funds	11,089,490	Discounted Cash Flows	Discount Rate	9.0%-9.0%	9.0%	Decrease

Total	$239,102,992

(a)

Represents the directional change in the fair value of the Level 3 investments that could have resulted from an increase in the corresponding input as of period end. A decrease to the unobservable input would have had the opposite effect. Significant changes in these inputs may have resulted in a significantly higher or lower fair value measurement at period end.

EBITDA  Earnings before interest, taxes, depreciation and amortization

The accompanying notes are an integral part of these consolidated financial statements.

AMG Pantheon Master Fund, LLC

Consolidated Statement of Assets and Liabilities

September 30, 2024 (unaudited)

Assets:

Investments at value***	$ 4,449,490,223

Cash, including foreign cash of $12,010,722 (cost $12,040,479)	12,386,010

Dividend and other receivables	4,301,816

Prepaid expenses and other assets	1,157,041

Total Assets	4,467,335,090

Liabilities

Payable for investments purchased	53,433,205

Deferred income tax liability	21,707,814

Accrued expenses:

Investment advisory and management fees	2,524,282

Administrative fees	721,806

Professional fees	895,265

Other	698,113

Total Liabilities	79,980,485

Commitments and contingencies (see Note 3 & 6)

Net Assets	$ 4,387,354,605

Net Assets Represent:

Paid-in capital	$ 3,396,223,522

Distributable earnings	991,131,083

Net Assets	$ 4,387,354,605

*** Investments at cost	$ 3,483,371,814

Units outstanding	166,938,069

Net asset value, offering and redemption price per Unit	$26.28

The accompanying notes are an integral part of these consolidated financial statements.

AMG Pantheon Master Fund, LLC

Consolidated Statement of Operations

For the six months ended September 30, 2024 (unaudited)

Investment Income:
Dividend income (net of withholding tax $480,231)	$ 18,710,498

Total investment income	18,710,498

Expenses:
Investment advisory and management fees	23,409,270
Administrative fees	6,688,363
Credit facility fees	2,972,540
Professional fees	1,123,464
Custody fees	658,732
Reports to Investors	299,372
Directors fees and expenses	61,409
Transfer agent fees	43
Miscellaneous expenses	51,188

Total expenses before offsets	35,264,381

Fee waivers:
Management fee waiver	(9,911,605)
Administative fee waiver	(2,832,470)

Net expenses	22,520,306

Net investment loss	(3,809,808)

Net Realized and Unrealized Gain (Loss):

Capital gain distributions received	36,115,128
Net realized loss from investments	(124,240)
Net realized loss from foreign currency transactions	(177,110)
Current income tax benefit	1,454,638

Net change in unrealized appreciation/depreciation of investments	380,854,419
Net change in unrealized appreciation/depreciation of foreign currency translations	(27,487)
Deferred income tax expense	(9,170,577)

Net realized and unrealized gain	408,924,771

Net increase in net assets resulting from operations	$ 405,114,963

The accompanying notes are an integral part of these consolidated financial statements.

AMG Pantheon Master Fund, LLC

Consolidated Statement of Changes in Net Assets

For the six months ended September 30, 2024 (unaudited) and the fiscal year ended March 31, 2024

	Six months ended September 30, 2024 (unaudited)	For the fiscal year ended March 31, 2024

Increase (Decrease) in Net Assets Resulting From Operations:
Net investment income (loss)	$ (3,809,808)	$ 7,137,683
Capital gain distributions received	37,268,416	27,382,349
Net change in unrealized appreciation/depreciation of investments (net of tax)	371,656,355	274,095,116

Net increase in net assets resulting from operations	405,114,963	308,615,148

Distributions to Investors:	–	(20,407,958)

Capital Unit Transactions:[1]
Net increase from capital Unit transactions	721,758,958	1,082,388,953

Total increase in net assets	1,126,873,921	1,370,596,143

Net Assets:
Beginning of period	3,260,480,684	1,889,884,541

End of period	$ 4,387,354,605	$ 3,260,480,684

[1]	See Note 1(g) of the Notes to consolidated Financial Statements.

The accompanying notes are an integral part of these consolidated financial statements.

AMG Pantheon Master Fund, LLC

Consolidated Statement of Cash Flows

For the six months ended September 30, 2024 (unaudited)

Cash Flows from Operating Activities:

Net increase in net assets resulting from operations	$ 405,114,963

Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:

Capital gain distributions received	(36,115,128)

Net realized (gain)/loss from investments	124,240

Net change in unrealized appreciation/depreciation from investments	(380,854,419)

Increase in dividend and other receivables	(1,875,784)

Increase in prepaid expenses and other assets	(909,112)

Increase in deferred income tax liability	9,165,454

Decrease in current income tax liability	(807,896)

Increase in investment advisory and management fees payable	622,506

Increase in administrative fees payable	177,859

Decrease in professional fees payable	(498,778)

Decrease in other accrued expenses	(293,868)

Purchases of investments, net of payable for investments purchased	(667,660,135)

Proceeds from sale of investments	1,029,859

Distributions from investments, net of change in distribution receivable	83,749,665

Net purchases of short-term investments	(123,492,483)

Net cash used in operating activities	(712,523,057)

Cash Flows from Financing Activities:

Proceeds from capital Unit transactions	721,758,958

Net cash provided by financing activities	721,758,958

Net increase in cash	9,235,901

Cash at beginning of period	3,150,109

Cash at end of period[1]	$ 12,386,010

Supplemental Disclosure of Cash Flow Information

Non-Cash Transactions:

Stock distributions received in-kind from investments	$ 1,154,099

Taxes:

Taxes paid	$ 2,262,534

[1]	Balance includes cash and cash denominated in foreign currencies of $375,287 and $12,010,722, respectively.

The accompanying notes are an integral part of these consolidated financial statements.

AMG Pantheon Master Fund, LLC

Consolidated Financial Highlights

For the Unit outstanding throughout each fiscal period

For the six months ended September 30, 2024 (unaudited)	For the fiscal years ended March 31,
2024	2023	2022	2021	2020

Net Asset Value, Beginning of the Period	$23.82	$21.38	$20.43	$17.93	$13.34	$13.30

Income (Loss) from Investment Operations:

Net investment income (loss)[1,2]	(0.02)	0.06	(0.13)	0.12	(0.09)	(0.05)

Net realized and unrealized gain from investments	2.48	2.55	1.47	3.19	4.85	0.62

Total from investment operations	2.46	2.61	1.34	3.31	4.76	0.57

Less Distributions to Investors from:

Net realized gain on investments	–	(0.17)	(0.39)	(0.81)	(0.17)	(0.53)

Total distributions to unitholders	–	(0.17)	(0.39)	(0.81)	(0.17)	(0.53)

Net Asset Value, End of Period	$26.28	$23.82	$21.38	$20.43	$17.93	$13.34

Total Return[1]	10.33%[3]	12.22%	6.69%	18.81%	35.90%	4.21%

Ratio/Supplemental Data:

Ratio of net expenses to average net assets	1.37%[4]	1.32%[5]	2.05%[5]	1.79%[5]	1.98%[5,6]	1.48%

Ratio of gross expenses to average net assets[7]	2.03%[4]	1.91%[5]	2.59%[5]	2.01%[5]	1.98%[5,6]	1.48%

Ratio of net investment income (loss) to average net assets[1]	(0.16%)[4]	0.22%	(0.65%)	0.63%	(0.56%)	(0.38%)

Portfolio turnover rate	3%[3]	3%	5%	14%	0%	0%

Net assets, end of period (in thousands)	$4,387,	355	$3,260,4	81	$1,889,8	85	$1,073,4	53	$407,1	38	$196,6	41

[1]	Total return and net investment income (loss) would have been lower had certain expenses not been offset.

[2]	Per Unit numbers have been calculated using average Units.

[3]	Not annualized.

[4]	Annualized.

[5]

Ratio includes the deferred income tax expense related to the unrealized gain or loss from the Corporate Subsidiary. The ratio of net expenses to average net assets excluding the deferred income tax expense would have been 1.13%, 1.23%, 1.52%, 1.56% and 1.56% for the six months ended September 30, 2024 and the years ended March 31, 2024, March 31, 2023, March 31, 2022 and March 31, 2021, respectively. The ratio of gross expenses to average net assets excluding the deferred income tax expense would have been 1,79%, 1.82%, 2.06%, 1.78% and 1.56% for the six months ended September 30, 2024 and the years ended March 31, 2024, March 31, 2023, March 31, 2022 and March 31, 2021, respectively.

[6]	Such ratio includes recoupment of waived/reimbursed fees from prior periods amounting to 0.21% for the fiscal year ended March 31, 2021.

[7]	Excludes the impact of expense reimbursements or fee waivers and expense reductions, but includes expense recoupments and non-reimbursable expenses, if any, such as interest and taxes.

AMG Pantheon Master Fund, LLC

Notes to Consolidated Financial Statements

September 30, 2024

1.	ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Pantheon Master Fund, LLC (the “Master Fund”) is organized as a Delaware limited liability company and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a closed-end, non-diversified management investment company. The Master Fund’s investment objective is to seek long-term capital appreciation. The Master Fund expects to invest primarily in private investments, including primary and secondary investments in private equity, infrastructure, and other private asset funds (“Investment Funds”) and co-investments in portfolio companies.

The Master Fund offers a single class of units (“Units”) to “accredited investors” (as defined in Regulation D under the Securities Act of 1933, as amended (the “Securities Act”)) (the “Investors”), which may be purchased as of the first business day of each month at the Master Fund’s net asset value (“NAV”) per Unit. The Master Fund may, from time to time, offer to repurchase Units pursuant to written tenders by the Investors. Repurchases will be made at such times, in such amounts and on such terms as may be determined by the Master Fund’s Board of Directors (the “Board” or the “Directors”).

BASIS OF CONSOLIDATION: The accompanying consolidated financial statements of the Master Fund include the accounts of AMG Pantheon Subsidiary Fund, LLC (the “Corporate Subsidiary”) and AMG Pantheon Lead Fund, LLC (the “Lead Fund”) (each a “Subsidiary” and together, the “Subsidiaries”), which are wholly-owned subsidiaries of the Master Fund and are organized as Delaware limited liability companies. The Subsidiaries have the same investment objectives and strategies as the Master Fund, and like the Master Fund are managed by Pantheon Ventures (US) LP (the “Investment Manager”). The Master Fund may invest up to 25% of its total assets in the Corporate Subsidiary and the Corporate Subsidiary permits the Master Fund to pursue its investment objective and strategies in a potentially tax-efficient manner and to satisfy regulated investment company tax requirements. The Master Fund may also invest a portion of its assets in the Lead Fund. The Lead Fund was organized for the purpose of facilitating the Master Fund’s use of a revolving credit facility. Intercompany accounts and transactions have been eliminated. As of September 30, 2024, the Corporate Subsidiary holds investments in the amount of $309,274,655, which is inclusive of $53,433,205 related to a payable for investments purchased. The net assets of the Corporate Subsidiary were $300,255,307 which is 6.84% of the Master Fund’s consolidated net assets. As of September 30, 2024, the Lead Fund holds investments in the amount of $3,051,562,728. The net assets of the Lead Fund were $3,009,239,311, which is 68.59% of the Master Fund’s consolidated net assets.

The Master Fund’s consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including accounting and reporting guidance pursuant to Accounting Standards Codification Topic 946 applicable to investment companies. U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Master Fund in the preparation of its consolidated financial statements:

AMG Pantheon Master Fund, LLC

Notes to Consolidated Financial Statements (continued)

a.

VALUATION OF INVESTMENTS: The Master Fund’s portfolio investments are generally valued based on an evaluation of fair value, pursuant to procedures established by the Investment Manager and under the general supervision of the Board. Pursuant to Rule 2a-5 under the 1940 Act, the Board designated the Investment Manager as the Master Fund’s Valuation Designee to perform the Master Fund’s fair value determinations. Such determinations are subject to Board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Investment Manager’s fair value determinations.

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Equity securities traded on an international securities exchange and equity securities traded on NASDAQ or in a U.S. or non-U.S. over-the-counter market are valued at the market’s official closing price, or, if there are no trades on the applicable date, at the last quoted bid price. In addition, if the applicable market does not offer an official closing price or if the official closing price is not representative of the overall market, equity securities traded on an international securities exchange and equity securities traded in a non-U.S. over-the-counter market are valued at the last quoted sales price. The Master Fund’s listed equity investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services.

Short-term debt obligations (debt obligations with maturities of one year or less at the time of issuance) that have 60 days or less remaining until maturity will be valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end registered investment companies are valued at their end of day NAV per share.

For direct investments and certain co-investments in portfolio companies, the Master Fund primarily uses the market or income approach to estimate the fair value of private investments. The market approach utilizes prices and other relevant information generated by market transactions, type of security, size of the position, degree of liquidity, restrictions on the disposition, latest round of financing data, current financial position and operating results, among other factors.

Investment Funds and certain co-investments are generally based on the valuations provided by the general partners or managers of underlying fund investments as of the date investments are valued. If a valuation provided by general partners or managers of the underlying fund investments is not available as of the date investments are valued, the Master Fund will value the Investment Fund or co-investment using the latest valuation provided by the general partners or managers of the underlying fund investments adjusted

AMG Pantheon Master Fund, LLC

Notes to Consolidated Financial Statements (continued)

for transaction and market activity, if applicable. Additionally, the Master Fund may utilize independent valuation firms to provide third-party valuation consulting services. The valuations provided by the general partners or managers typically reflect the fair value of the Master Fund’s capital account balance of each Investment Fund, including unrealized gains and losses, as reported in the financial reports or statements of the respective Investment Fund. The Valuation Committee of the Investment Manager reviews the capital account balances and may adjust the value of each Master Fund investment.

The values assigned to investments that are fair valued are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board is presented with monthly reports summarizing fair value activity and quarterly reports summarizing fair value activity, material fair value matters that occurred during the quarter and outstanding securities fair valued by the Master Fund. Additionally, the Board is presented with an annual report that assesses the adequacy and effectiveness of the Investment Manager’s process for determining the fair value of the Master Fund’s investments.

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Master Fund. Unobservable inputs reflect the Master Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., listed equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market

AMG Pantheon Master Fund, LLC

Notes to Consolidated Financial Statements (continued)

corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Master Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments.

b.

SECURITY TRANSACTIONS: Security transactions are recorded as of the date the Master Fund obtained a right to demand the securities purchased or to collect the proceeds of sales, and incurred an obligation to pay the price of the securities purchased or to deliver the securities sold, respectively (i.e. trade/effective date). Trade/effective date will be the date the Master Fund is legally committed to a security transaction and all significant contingencies, including all necessary approvals, are satisfied. Realized gains and losses on securities sold are determined on the basis of identified cost. The payable for investments purchased for security transactions with an original settlement period of over one year are reflected at net present value. Monies paid by the Master Fund in advance of the closing date of a private equity investment are held in escrow until the investment’s closing date and are reflected in the Consolidated Statement of Assets and Liabilities as Investment Funds paid in advance.

c.

INVESTMENT INCOME AND EXPENSES: Dividend income is recorded on the ex-dividend date. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Distributions from Investment Funds and co-investments occur at irregular intervals and the exact timing of distribution from the Investment Funds and co-investments cannot be determined. The classification of income received from the Investment Funds and co-investments are based on the investment distribution notices received from the investment’s general partner or investment manager. Expenses are recorded on an accrual basis.

d.

DIVIDENDS AND DISTRIBUTIONS: The Master Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually as described in the Master Fund’s registration statement. Distributions to Investors are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S.

AMG Pantheon Master Fund, LLC

Notes to Consolidated Financial Statements (continued)

GAAP). Differences may be permanent or temporary. Permanent differences, including book tax differences relating to Investors’ distributions, are reclassified among capital accounts in the consolidated financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. As of September 30, 2024, the Master Fund’s tax year end, the Master Fund had permanent differences relating to the tax treatment of its investments in the Corporate Subsidiary and certain investment partnerships and the write off of net operating losses. The Master Fund had temporary differences relating to organization costs, differences between book and tax treatment of investments in certain investment partnerships, and passive foreign investment companies.

Permanent differences resulted in the following reclassifications between distributable earnings and paid-in capital:

Distributable Earnings	Paid-In Capital
$ (8,344,426)	$ 8,344,426

The tax character of distributions paid during the tax years ended September 30, 2024 and September 30, 2023 was as follows:

Distributions paid from:	2024	2023
Ordinary income	$ –	$ –
Long-term capital gains	20,407,958	29,399,242

Total	$ 20,407,958	$ 29,399,242

On December 31, 2023, the Master Fund paid a long-term capital gains distribution in the amount of $20,407,958.

As of September 30, 2024, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed long-term capital gains	$ 285,049

Late year loss deferral	$ (6,034,369)

Other temporary differences	$ (33,183)

Based on the approximate cost of investments for federal income tax purposes at September 30, 2024, of $3,422,531,414, the Master Fund’s aggregate gross unrealized appreciation and depreciation were $1,022,657,503 and $(5,449,577) respectively, resulting in net unrealized appreciation of $1,017,207,926.

AMG Pantheon Master Fund, LLC

Notes to Consolidated Financial Statements (continued)

Under current tax law, net capital losses realized after October 31 and net ordinary losses incurred after December 31 may be deferred and treated as occurring on the first day of the following tax year. The Master Fund’s carryforward losses, post-October losses and post-December losses are determined only at the end of each tax year. For the tax year ended September 30, 2024, the Master Fund elected to defer an ordinary late-year loss of $6,034,369.

e.

FEDERAL TAXES: The Master Fund qualifies as a regulated investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “IRC” or the “Code”), and to distribute substantially all of its taxable income and gains to its Investors and to meet certain diversification and income requirements with respect to investment companies. The Master Fund’s tax year end is September 30. The Investment Manager has analyzed the Master Fund’s tax positions as of September 30, 2024, and for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Master Fund’s consolidated financial statements specific to the Master Fund. Additionally, the Investment Manager is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

The consolidated financial statements include the Corporate Subsidiary wholly owned by the Master Fund for which a provision for corporate income taxes has been included below. If the Master Fund were to fail to meet the requirements of Subchapter M of the IRC to qualify as a regulated investment company, and if the Master Fund were ineligible to or otherwise were not to cure such failure, the Master Fund would be subject to tax on its taxable income at corporate rates, whether or not distributed to its Investors, and all distributions out of income and profits would be taxable to Investors as ordinary income. In addition, the Master Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment under Subchapter M of the IRC.

Additionally, based on the Master Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, the Master Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

The Lead Fund is a disregarded entity and therefore is not subject to U.S. income taxes. Additionally, the Master Fund’s investment in the Lead Fund, as a whole, is not limited to 25% of the Master Fund’s total assets for purposes of the asset diversification test under Subchapter M of the Code. As a wholly-owned subsidiary, the Lead Fund’s net income and capital gains, if any, will be included each year in the Master Fund’s investment company taxable income and net capital gain.

AMG Pantheon Master Fund, LLC

Notes to Consolidated Financial Statements (continued)

The Corporate Subsidiary is subject to U.S. federal and state income taxes. This taxable entity is not consolidated for income tax purposes and may generate income tax assets or liabilities that reflect the net tax effect of temporary differences between the carrying amount of the assets and liabilities for financial reporting and tax purposes and tax loss carryforwards.

The Corporate Subsidiary recorded a provision for income tax expense (benefit) for the year ended September 30, 2024. This provision for income tax expense (benefit) is comprised of the following current and deferred income tax expense (benefit):

	Current	Deferred	Total
Tax expense/(benefit)	$ 617,925	$ 8,671,434	$ 9,289,359

Valuation allowance	–	–	–

	$ 617,925	$ 8,671,434	$ 9,289,359

Components of the Corporate Subsidiary’s deferred tax assets and liabilities as of September 30, 2024 are as follows:

Deferred Tax Liabilities:

Unrealized appreciation/(depreciation) on investments	$17,561,964

Impact of outstanding temporary adjustments on partnerships	4,145,850

Total net deferred tax liability before valuation allowance	21,707,814

Less: Valuation Allowance	–

Net deferred tax liability	$21,707,814

Total income tax (current and deferred) is computed by applying the federal statutory income tax rate of 21% and estimated applicable state tax statutory rates (net of federal tax benefit) to net investment income and realized and unrealized gains/(losses) on investments before taxes for the year ended September 30, 2024 as follows:

Income tax expense at federal statutory rate of 21%	$ 7,328,864

State income tax expense, net of federal benefit	1,833,437

Effect of permanent adjustments	(15,813)

Effect of change in state tax rates used on prior year’s deferred tax liability calculations	139,507

Other differences	3,364

Total income tax expense	$ 9,289,359

AMG Pantheon Master Fund, LLC

Notes to Consolidated Financial Statements (continued)

The Corporate Subsidiary recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Corporate Subsidiary’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on U.S. tax returns and state tax returns filed since inception of the Corporate Subsidiary. The Corporate Subsidiary is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

f.

CAPITAL LOSS CARRYOVERS AND DEFERRALS: As of September 30, 2024, the Master Fund had no capital loss carryovers for federal income tax purposes. Should the Master Fund incur net capital losses for the tax year ending September 30, 2025, such amounts may be used to offset future realized capital gains for an unlimited time period and retain their character as short-term and/or long-term.

g.

CAPITAL STOCK: The Master Fund’s Limited Liability Company Agreement authorizes an issuance of an unlimited number of Units, without par value. The Master Fund records sales and repurchases of its capital stock on the trade date.

For the six months ended September 30, 2024 (unaudited) and the fiscal year ended March 31, 2024, the Master Fund’s capital Unit transactions were as follows:

	September 30, 2024		March 31, 2024
	Units	Amount	Units	Amount
Proceeds from sale of Units	30,043,222	$ 721,758,958	47,637,437	$ 1,061,980,995
Reinvestment of dividends	–	–	883,079	20,407,958

Net increase	30,043,222	$ 721,758,958	48,520,516	$ 1,082,388,953

At September 30, 2024, one affiliated Investor of record, the Feeder Fund, owned 95% of the Master Fund’s net assets and one unaffiliated Investor owned 5% of the Master Fund’s net assets. Transactions by these Investors may have a material impact on the Master Fund.

h.

CASH AND CASH HELD IN ESCROW: Cash consists of monies held at The Bank of New York Mellon (the “Custodian” or “BNYM”). Such cash, at times, may exceed federally insured limits. The Master Fund has not experienced any losses in such accounts and does not believe it is exposed to any significant credit risk on such accounts. There are no restrictions on the cash held by the Master Fund’s Custodian. Cash held in escrow

AMG Pantheon Master Fund, LLC

Notes to Consolidated Financial Statements (continued)

represents monies received in advance of the effective date of an Investor’s subscription. The monies are deposited with the Master Fund’s transfer agent, and will be released from escrow on the effective date of the subscription. There was no cash held in escrow at September 30, 2024.

i.

FOREIGN CURRENCY TRANSLATION: The books and records of the Master Fund are maintained in U.S. dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. dollars is translated into U.S. dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represents: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and foreign currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

The Master Fund does not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

2.	AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

Each of the Master Fund, the Corporate Subsidiary, and the Lead Fund has entered into an investment management agreement with the Investment Manager, a limited partnership organized under the laws of the State of Delaware and registered as an investment adviser under the Investment Advisers Act of 1940, as amended. Affiliated Managers Group, Inc. (“AMG”) indirectly owns a majority of the interests of the Investment Manager. Investment management fees are paid directly by each of the Master Fund and the Subsidiaries to the Investment Manager at the annual rate of 0.70% of the net assets of the Master Fund, the Corporate Subsidiary, and the Lead Fund, respectively, as of the end of each month, determined before giving effect to the accrual of the investment management fee being calculated or to any purchases or repurchases of interests of the Master Fund, the Corporate Subsidiary, and the Lead Fund or any distributions by the Master Fund, the Corporate Subsidiary, and the Lead Fund. The Investment Manager has agreed to waive the portion of the management fee that the Investment Manager otherwise would have been entitled to receive with respect to any particular month from the Master Fund in an amount equal to the investment management fee paid to the Investment Manager under each Subsidiary’s investment management agreement with the Investment Manager with respect to such month. During the six months ended September 30, 2024, the Investment Manager waived investment management fees payable by the Master Fund in the amount of $9,911,605.

AMG Pantheon Master Fund, LLC

Notes to Consolidated Financial Statements (continued)

The Investment Manager has entered into an Expense Limitation and Reimbursement Agreement with the Master Fund, the Corporate Subsidiary, and the Lead Fund to pay, waive, or reimburse each such Fund’s expenses such that the aggregate of each such Fund’s total annual operating expenses (exclusive of certain “Excluded Expenses” listed below) do not exceed 0.75% per annum of each such Fund’s net assets as of the end of each calendar month (the “Expense Cap”). “Excluded Expenses” is defined to include (i) the investment management fees paid by the Master Fund, the Corporate Subsidiary, and the Lead Fund and any payments made by the Master Fund in respect of any investment management fee that had been previously waived by the Investment Manager; (ii) fees, expenses, allocations, carried interests, etc. of the private equity investment funds and co-investments in portfolio companies in which any of the Master Fund, the Corporate Subsidiary, and the Lead Fund invests (including all acquired fund fees and expenses); (iii) transaction costs, including legal costs and brokerage commissions, of any of the Master Fund, the Corporate Subsidiary, and the Lead Fund associated with the acquisition and disposition of primary interests, secondary interests, co- investments, exchange traded fund investments, and other investments; (iv) interest payments incurred by any of the Master Fund, the Corporate Subsidiary, and the Lead Fund; (v) fees and expenses incurred in connection with any credit facilities obtained by any of the Master Fund, the Corporate Subsidiary, and the Lead Fund; (vi) taxes of any of the Master Fund, the Corporate Subsidiary, and the Lead Fund; (vii) extraordinary expenses (as determined in the sole discretion of the Investment Manager) of any of the Master Fund, the Corporate Subsidiary, and the Lead Fund; (viii) fees and expenses billed directly to the Corporate Subsidiary by any accounting firm for auditing, tax and other professional services provided to the Corporate Subsidiary, and fees and expenses billed directly to the Lead Fund by any accounting firm for auditing, tax and other professional services provided to the Lead Fund; and (ix) fees and expenses billed directly to the Corporate Subsidiary for custody and fund administration services provided to the Corporate Subsidiary, and fees and expenses billed directly to the Lead Fund for custody and fund administration services provided to the Lead Fund. To the extent that the Master Fund’s, Corporate Subsidiary’s, or Lead Fund’s total annual operating expenses for any month exceed the Expense Cap, the Investment Manager will pay, waive, or reimburse such Fund for expenses to the extent necessary to eliminate such excess.

The Master Fund, the Corporate Subsidiary, and the Lead Fund will be obligated to pay the Investment Manager all amounts previously paid, waived, or reimbursed by the Investment Manager with respect to such Fund pursuant to such Expense Cap, provided that (a) the amount of such additional payment in any year, together with all expenses of the Master Fund, the Corporate Subsidiary, and the Lead Fund, in the aggregate, would not cause the aggregate of each such Fund’s total annual operating expenses, exclusive of Excluded Expenses, in any such year to exceed the amount of the Expense Cap, (b) the amount of such additional payment shall be borne directly or indirectly pro rata by all Master Fund unitholders and (c) no additional payments by the Master Fund, the Corporate Subsidiary, or the Lead Fund, as applicable, will be made with respect to amounts paid, waived, or reimbursed by the Investment Manager more than thirty-six (36) months after the date the Master Fund, the Corporate Subsidiary, or the Lead Fund, as applicable, accrues a liability with respect to such amounts paid, waived, or reimbursed by the Investment Manager. The Expense Limitation and Reimbursement Agreement shall continue until such time that the Investment Manager ceases to be the investment manager of the Master Fund or upon mutual agreement between the Investment Manager and the Master Fund’s Board. During the fiscal period ended September 30, 2024, the Investment Manager did not reimburse the Master Fund or recoup any previously reimbursed expenses. As of September 30, 2024, the Master Fund does not have any reimbursements subject to recoupment.

AMG Pantheon Master Fund, LLC

Notes to Consolidated Financial Statements (continued)

Each of the Master Fund, the Corporate Subsidiary, and the Lead Fund has entered into an Administration Agreement under which AMG Funds LLC, a subsidiary and the U.S. wealth platform of AMG, serves as the administrator (the “Administrator”) and is responsible for certain aspects of managing the Master Fund’s and Subsidiaries’ operations, including administration and Investor services to the Master Fund and Subsidiaries, their Investors, and certain institutions, such as broker-dealers and registered investment advisers, that advise or act as an intermediary with the Master Fund’s Investors. Each of the Master Fund, Corporate Subsidiary, and Lead Fund pays a fee to the Administrator at the rate of 0.20% per annum of such Fund’s average monthly net assets, and the Master Fund is subject to a minimum annual fee of $344,000 for these services. The Administrator has agreed to waive the portion of the administration fee that the Administrator otherwise would have been entitled to receive with respect to any particular month from the Master Fund in an amount equal to the administration fee paid to the Administrator under each of the Corporate Subsidiary’s and Lead Fund’s Administration Agreements with the Administrator with respect to such month. During the six months ended September 30, 2024, the Administrator waived administration fees payable by the Master Fund in the amount of $2,832,470.

The Board provides supervision of the affairs of the Feeder Fund, the Master Fund and the Subsidiaries, and other trusts within the AMG Funds family of mutual funds. The Directors of the Master Fund who are not affiliated with the Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairperson of the Board and the Audit Committee Chair receive additional annual retainers. The Directors’ fees and expenses are split evenly between the Master Fund and the Feeder Fund. Certain Directors and Officers of the Master Fund are Officers and/or Directors of the Feeder Fund, the Subsidiaries, the Administrator, the Investment Manager and AMG.

3.	INVESTMENTS IN PRIVATE EQUITY AND INVESTMENT FUNDS

Private equity investments are typically made in non-public companies through privately negotiated transactions. Private equity investments may be structured using a range of financial instruments, including common and preferred equity, convertible securities, subordinated debt and warrants or other derivatives.

Investment Funds, often organized as limited partnerships, are the most common vehicles for making private equity investments. In such Investment Funds, investors usually commit to provide up to a certain amount of capital when requested by the Investment Fund’s manager or general partner. The general partner then makes private equity investments on behalf of the Investment Fund. The Investment Fund’s investments are usually realized, or “exited”, after a three- to seven-year holding period through a private sale, an initial public offering (IPO) or a recapitalization. Proceeds of such exits are then distributed to the Investment Fund’s investors. The Investment

AMG Pantheon Master Fund, LLC

Notes to Consolidated Financial Statements (continued)

Funds themselves typically have a term of ten to twelve years. The Investment Funds in which the Master Fund invests may charge a management fee of 1.00% - 2.00% and approximately 20% of net profits as a carried interest allocation, subject to a preferred return and a claw back. Detailed information about the Investment Funds’ portfolios is not publicly available.

Some of the investments that the Investment Manager will consider with respect to the Master Fund include:

o

Primary Private Investment Funds: Primary investments (primaries) are interests or investments in newly established Investment Funds that are typically acquired by way of subscription during their fundraising period. Primary investors subscribe for interests during an initial fundraising period, and their capital commitments are then used to fund investments in a number of individual operating companies during a defined investment period. The investments of the fund are usually unknown at the time of commitment, and investors typically have little or no ability to influence the investments that are made during the fund’s life.

o

Secondary Private Investment Funds: Secondary investments (secondaries) are interests in existing private equity funds that are typically acquired from existing investors in such Investment Funds in privately negotiated transactions, typically after the end of the private equity fund’s fundraising period.

o

Direct Investments/Co-Investments: Direct investments involve acquiring (directly or indirectly) an interest in securities issued by an operating company. Co-investments represent opportunities to separately invest in specific portfolio companies that are otherwise represented in an Investment Fund. Such investments are typically made as co-investments alongside Investment Funds, and are usually structured such that the lead investor holds a controlling interest. Co-investments are typically offered to Investment Fund investors when the Investment Fund manager believes that there is an attractive investment for the Investment Fund but the total size of the potential holding exceeds the targeted size for the Investment Fund. Direct investments and co-investments, unlike investments in Investment Funds, generally do not bear an additional layer of fees and bear significantly reduced fees.

AMG Pantheon Master Fund, LLC

Notes to Consolidated Financial Statements (continued)

A listing of the Co-Investments, Primary Private Investment Funds and Secondary Private Investment Funds held by the Master Fund and their attributes, as of September 30, 2024, is shown in the table below.

Investment Category	Fair Value	Unfunded Commitments*	Remaining life**	Redemption frequency	Notice (In days)	Redemption Restrictions

Buyout (a)	$3,200,505,508	$ 551,285,624	1-10 years	Not Redeemable	N/A	N/A

Growth Equity (b)	379,441,864	49,110,175	1-8 years	Not Redeemable	N/A	N/A

Infrastructure (c)	231,579,524	15,091,848	1-11 years	Not Redeemable	N/A	N/A

Private Debt (d)	37,600,783	4,342,235	1-9 years	Not Redeemable	N/A	N/A

Real Assets (e)	15,502,472	3,839,813	2-7 years	Not Redeemable	N/A	N/A

Special Situations (f)	38,381,976	52,261,221	1-10 years	Not Redeemable	N/A	N/A

Venture (g)	90,234,756	73,751,730	6-11 years	Not Redeemable	N/A	N/A

Total	$3,993,246,883	$749,682,646

(a)	Funds that acquire controlling interests in companies with a view towards later selling those companies or taking them public.

(b)	Funds that invest in later-stage, pre-IPO companies.

(c)	Funds that generally invest in long-term assets that provide stable cash flows with growth initiatives.

(d)	Funds that invest in senior secured lending, mezzanine financing, as well as more opportunistic debt strategies such as distressed for control.

(e)	Private equity funds that invest in target investments in infrastructure, renewables & energy infrastructure, natural resources, and asset-backed strategies.

(f)	Particular circumstances that influence investment based on the situation, rather than its underlying fundamentals.

(g)	Investments in new and emerging companies are usually classified as venture capital.

*

As of the fiscal year ended September 30, 2024, the unfunded commitment amounts include unfunded commitments for two Primary Investment Funds in the Buyout investment category of $36,189,425, and two Secondary Investment Fund in the Buyout investment category of $2,738,879. The effective dates of the first capital calls are still to be determined.

**

Co-Investments do not have contractual lives and generally terminate after the underlying investment is sold. Years shown above are reflective of the remaining lives of Primary Private Investment Funds and Secondary Private Investment Funds.

AMG Pantheon Master Fund, LLC

Notes to Consolidated Financial Statements (continued)

4.	PURCHASES AND SALES OF SECURITIES

Purchases and sales/distributions of securities (excluding short-term and U.S. Government obligations) for the fiscal year ended September 30, 2024 were $668,229,185 and $85,933,623, respectively. There were no purchases or sales of U.S. Government obligations for the Master Fund.

5.	FOREIGN SECURITIES

The Master Fund invests in Investment Funds and certain co-investments of foreign entities and in instruments denominated in foreign currencies which involve risks not typically associated with investments in domestic securities. Non-domestic securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. The Master Fund’s investments in emerging market countries are exposed to additional risks. The Master Fund’s performance will be influenced by political, social and economic factors affecting companies in emerging market countries. Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Realized gains in certain countries may be subject to foreign taxes at the Master Fund level and the Master Fund would pay such foreign taxes at the appropriate rate for each jurisdiction.

6.	COMMITMENTS AND CONTINGENCIES

Under the Master Fund’s organizational documents, its Directors and Officers are indemnified against certain liabilities arising out of the performance of their duties to the Master Fund. In addition, in the normal course of business, the Master Fund may enter into contracts and agreements that contain a variety of representations and warranties, which may provide general indemnifications. The maximum exposure to the Master Fund under these arrangements is unknown, as this would involve future claims that may be made against the Master Fund that have not yet occurred.

7.	CREDIT AGREEMENT

The Master Fund has entered into an $800 million credit facility to satisfy repurchase requests, to meet capital calls and cover unfunded commitments, and to otherwise provide the Master Fund with temporary liquidity. The revolving line of credit is secured by assets of the Master Fund including assets of the Corporate Subsidiary and Lead Fund.

Prior to July 25, 2024, the amount of the credit facility was $325 million; the interest rate on outstanding loans was equal to the Secured Overnight Financing Rate (“SOFR”), plus 2.85%; and the Master Fund paid a 0.925% commitment fee on the outstanding principal amount of the loans and an annual structuring fee of 0.20% of the committed loan amount. However, on July 25, 2024,

AMG Pantheon Master Fund, LLC

Notes to Consolidated Financial Statements (continued)

the agreement governing the credit facility was amended and restated to, among other changes, increase the amount to $800 million. Under the amended and restated agreement, the interest rate on outstanding loans is equal to the SOFR, plus 3.00%. The Master Fund pays a blended 0.925% commitment fee on the outstanding principal amount of the loans, an annual structuring fee of 0.25% of the committed loan amount, and an annual agency fee up to $80,000.

The annual structuring and agency fees are amortized over a 12-month period. The commitment fee and the amortization of the annual structuring fee and agency fee are reflected as “credit facility fees” on the Consolidated Statement of Operations. Any interest incurred on the line of credit utilized is included in the Consolidated Statement of Operations as interest expense. For the six months ended September 30, 2024, the Master Fund did not utilize the line of credit.

8.	FINANCIAL AND OTHER RISK FACTORS

An investment in the Master Fund involves significant risks, including industry risk, liquidity risk and economic conditions risk, that should be carefully considered prior to investing and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment.

The Master Fund intends to invest a substantial portion of its available capital in private equity securities including investments in private equity, infrastructure, and other private asset funds. These investments are generally restricted securities that are subject to substantial holding periods and are not traded in public markets so that the Master Fund may not be able to resell some of its holdings for extended periods, which may be several years. As a non-diversified fund, the Master Fund may have a concentration of investments in a limited number of portfolio securities. The Master Fund may also have a concentration of investments in a particular sector. Investment performance of the sector may have a significant impact on the performance of the Master Fund. The Master Fund’s investments are also subject to the risk associated with investing in private equity securities. Private equity securities are illiquid and can be subject to various restrictions on resale. There can be no assurance that the Master Fund will be able to realize the value of any private equity investments in a timely manner. Additionally, Investment Funds are generally closed-end private equity partnerships with no right to withdraw prior to the termination of the partnership. The frequency of withdrawals is dictated by the governing documents of the Investment Funds.

Terrorism, war, natural disasters and the spread of infectious illness or other public health issues, including epidemics or pandemics, may result in, among other things, supply chain disruptions, geopolitical risk and economic sanctions that can disrupt global economies and financial markets. Economic sanctions against a particular country or countries, organizations, entities and/or individuals (such as sanctions imposed against Russia, Russian entities and Russian individuals in connection with Russia’s military action in Ukraine) may have significant implications around the world. The Master Fund is unable to predict the full impact that these events will have on the values and liquidity of the Master Fund and its underlying portfolio investments, and consequently, the Master Fund’s performance.

AMG Pantheon Master Fund, LLC

Notes to Consolidated Financial Statements (continued)

Units in the Master Fund provide limited liquidity because repurchases of Units are subject to approval of the Master Fund’s Board. Therefore, an investment in the Master Fund is suitable only for investors who can bear the risks associated with limited liquidity of their investments and an investment in the Master Fund should be viewed as a long-term investment. No guarantee or representation is made that the investment objective will be met. A discussion of the risks associated with an investment in the Master Fund is provided in the Feeder Fund’s Prospectus and Statement of Additional Information.

9.	SUBSEQUENT EVENTS

Subsequent events after September 30, 2024, have been evaluated through the date at which the consolidated financial statements were issued and the Master Fund has determined that no material events or transactions occurred.

Annual Renewal of Investment Management Agreement

At an in-person meeting held on June 13, 2024, the Boards of Directors (the “Directors”) of AMG Pantheon Fund, LLC (the “Feeder Fund”), AMG Pantheon Master Fund, LLC (the “Master Fund”), AMG Pantheon Subsidiary Fund, LLC (the “Corporate Subsidiary”), and AMG Pantheon Lead Fund, LLC (the “Lead Fund” and, together with the Feeder Fund, the Master Fund, and the Corporate Subsidiary, the “Funds”), and separately a majority of the Directors who are not “interested persons” of the Funds (“Independent Directors”) within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”), voted to approve (i) the investment management agreement between Pantheon Ventures (US) LP (“Pantheon”) and the Feeder Fund, (ii) the investment management agreement between Pantheon and the Master Fund, (iii) the investment management agreement between Pantheon and the Corporate Subsidiary, and (iv) the investment management agreement between Pantheon and the Lead Fund, in each case, as amended at any time prior to the date of the meeting (collectively, the “Investment Management Agreements”). The Independent Directors were separately represented by independent legal counsel in connection with their consideration of the approval of the Investment Management Agreements.

In considering each Investment Management Agreement, the Directors reviewed a variety of materials relating to each Fund and Pantheon, including, with respect to the Master Fund and the Feeder Fund, comparative performance, fee and expense information for an appropriate peer group of similar funds and performance information for a relevant benchmark index, and, with respect to all of the Funds, the nature, extent and quality of services, other relevant matters, including management fees, the profitability of Pantheon and its affiliates, and the potential for economies of scale that may be shared with the Funds, and other information provided to them on a periodic basis throughout the year. Prior to voting, the Independent Directors: (a) reviewed the foregoing information with their independent legal counsel; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management Agreements; and (c) met with their independent legal counsel in a private session at which no representatives of management were present.

Nature, extent and quality of services

In considering the nature, extent and quality of the services provided by Pantheon under the Investment Management Agreements, the Directors reviewed information relating to Pantheon’s operations and personnel. Among other things, Pantheon provided financial information and descriptions of its organizational and management structure. The Directors also took into account information provided periodically throughout the previous year by Pantheon in Board meetings relating to the performance of its duties with respect to the Funds and the Directors’ knowledge of Pantheon’s management and the quality of the performance of Pantheon’s duties under the Investment Management Agreements. In the course of their deliberations regarding the Investment Management Agreements, the Directors evaluated, among other things: (a) the extent and quality of the services rendered by Pantheon to the Funds; (b) Pantheon’s investment philosophy, strategies and techniques in managing the Funds; (c) Pantheon’s expertise in buying, selling and managing private equity investments; (d) Pantheon’s global footprint and range of investment products; and (e) Pantheon’s compliance program. The Directors also took into account Pantheon’s undertaking to maintain contractual expense limitations for the Funds. The Directors also considered Pantheon’s risk management processes.

Annual Renewal of Investment Management Agreement (continued)

Performance

The Directors considered the performance of the Feeder Fund and the Master Fund for various periods and compared the performance of such Funds against the performance of an appropriate peer group of similar funds (the “Peer Group”) and the MSCI World Index, such Funds’ primary benchmark. The Directors noted that the Feeder Fund’s performance for Class 1 shares for the 1-year period ended December 31, 2023 was above the average performance of the Peer Group and below the performance of the MSCI World Index. The Directors also noted that the Feeder Fund outperformed the MSCI World Index for the 2018, 2021 and 2022 calendar years. The Directors noted that, because the Feeder Fund invests solely in the Master Fund, the Feeder Fund’s performance closely mirrored the performance of the Master Fund. The Directors also noted that the Corporate Subsidiary and the Lead Fund are wholly-owned subsidiaries of the Master Fund and that the Master Fund’s performance includes the Corporate Subsidiary and the Lead Fund. The Directors also took into account management’s discussion of the Feeder Fund’s and the Master Fund’s (including the Corporate Subsidiary’s and the Lead Fund’s) performance. The Directors concluded that the Feeder Fund’s and the Master Fund’s (including the Corporate Subsidiary’s and the Lead Fund’s) overall performance has been satisfactory.

Management Fees; Profitability; and Economies of Scale

In considering the reasonableness of the fees payable to Pantheon, the Directors noted that the Funds operate under expense limitation and reimbursement agreements. The Directors also noted that, pursuant to the expense limitation and reimbursement agreements, Pantheon has agreed to limit total operating expenses of the Feeder Fund, exclusive of certain enumerated items, to the annual rate of 1.45% and to limit the aggregate of the Master Fund’s total annual operating expenses, the Corporate Subsidiary’s total annual operating expenses, and the Lead Fund’s total annual operating expenses, exclusive of certain enumerated items (including the management fees paid by the Master Fund, the Corporate Subsidiary, and the Lead Fund), to the annual rate of 0.75%. The Directors also noted that Pantheon has fully waived the management fee of the Feeder Fund and intends to do so as long as the master/feeder structure remains in place. The Directors compared the gross and net expense ratios of the Master Fund and the Feeder Fund to the Peer Group. The Directors considered that the Funds’ expense limitation agreements shall continue until such time that Pantheon ceases to be the investment adviser of the applicable Fund or upon mutual agreement between Pantheon and the Board. The Directors concluded that, in light of the nature, extent and quality of the services provided by Pantheon and the considerations noted above with respect to Pantheon, each Fund’s management fees and expenses are reasonable.

The Directors considered information regarding the profitability of Pantheon with respect to the provision of investment advisory services to the Funds in addition to the material benefits from economies of scale that Pantheon might realize with respect to the Funds as the Funds increase

Annual Renewal of Investment Management Agreement (continued)

in assets. The Directors noted the undertaking by Pantheon to maintain contractual expense limitation agreements for the Funds, and concluded that Pantheon is not currently realizing benefits from economies of scale that would warrant adjustments to the management fee at this time. The Directors also considered all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from Pantheon serving as Investment Manager to the Funds), received by Pantheon and its affiliates from their relationships with the Funds and the significant risks undertaken as Investment Manager and sponsor of the Funds, including investment, operational, enterprise, entrepreneurial, litigation, regulatory and compliance risks.

After consideration of the foregoing, the Directors reached the following conclusions (in addition to the conclusions discussed above) regarding the Investment Management Agreements: (a) Pantheon has demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Management Agreements and (b) Pantheon maintains an appropriate compliance program.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Director not necessarily attributing the same weight to each factor, the Directors concluded that approval of the Investment Management Agreements would be in the best interests of the Funds and their members. Accordingly, on June 13, 2024, the Directors, and separately a majority of the Independent Directors, voted to approve the Investment Management Agreements.

Other Tax Information

AMG Pantheon Master Fund, LLC hereby designates the maximum amount allowable of its net taxable income as qualified dividends as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003. The 2023/2024 Form 1099-DIV you received for the Fund showed the tax status of all distributions paid to you during the calendar year.

Pursuant to section 852 of the Internal Revenue Code, the Master Fund hereby designates $20,407,958 as a capital gain distribution with respect to the taxable year ended September 30, 2024, or if subsequently determined to be different, the net capital gains of such year.

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Important Information About This Report

This report is prepared for the Fund’s Unit holders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Directors, please contact us by calling 877.355.1566 – From 8:00 AM to 5:00 PM EST. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

A description of the policies and procedures that the Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 877.355.1566 – From 8:00 AM to 5:00 PM EST, or (ii) on the Securities and Exchange Commission’s (SEC) website at www.sec.gov. For information regarding the Fund’s proxy voting record for the 12-month period ended June 30, call 877.355.1566 or visit the SEC’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s portfolio holdings on Form N-PORT are available on the SEC’s website at www.sec.gov. To review a complete list of the Fund’s portfolio holdings, or to view the most recent semiannual report or annual report, please visit wealth.amg.com.

093024 SAR080	wealth.amg.com

(b) Not applicable.

Item 2. CODE OF ETHICS

Not applicable for the semi-annual shareholder report.

Item 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for the semi-annual shareholder report.

Item 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for the semi-annual shareholder report.

Item 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable for the semi-annual shareholder report.

Item 6. SCHEDULE OF INVESTMENTS

The schedule of investments in unaffiliated issuers as of the close of the reporting period is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

Item 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for a closed-end fund.

Item 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for a closed-end fund.

Item 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for a closed-end fund.

Item 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for a closed-end fund.

Item 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The registrant’s statement regarding the basis for approval of the investment advisory contract is included as part of the Report to Stockholders filed under Item 1(a) of this Form.

Item 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for the semi-annual shareholder report.

Item 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

(a)	Not applicable for the semi-annual shareholder report.

(b)

Effective July 31, 2024, Amyn Hassanally began serving as a portfolio manager of the Registrant. Mr. Hassanally and the portfolio managers named in the Registrant’s most recent annual report on Form N-CSR are jointly and primarily responsible for the day-to-day management of the Registrant’s portfolio and share equal responsibility and authority for managing the Registrant’s portfolio.

The information below is with respect to Mr. Hassanally and does not apply to the Registrant’s other portfolio managers.

Amyn Hassanally. Amyn joined Pantheon Ventures (US) LP (“Pantheon”) in 2022. Prior to joining Pantheon, Amyn was an Investment Partner at Coller Capital, where he worked for 17 years in both London and New York and was formerly the global Co-Head of Investment Execution. Prior to joining Coller, he practiced corporate law, focusing on private equity transactions and fund structuring. Amyn holds a bachelor’s degree in Politics from Brandeis University and a JD in Law from the Duke University School of Law. Amyn is based in New York and has served as a portfolio manager of the Registrant since July 2024.

The following tables list the number and types of accounts, other than the Registrant and AMG Pantheon Master Fund, LLC (“Master Fund”), managed by Mr. Hassanally and estimated assets under management in those accounts, as of December 31, 2023.

Portfolio manager	Registered investment companies managed		Other pooled investment vehicles managed (world-wide)		Other accounts (world-wide)

	Number of accounts	Total assets	Number of accounts	Total assets	Number of accounts	Total assets

Amyn Hassanally	0	$0	98	$48.6 billion	67	$18.0 billion

Portfolio manager	Registered investment companies managed for which the Adviser receives a performance-based fee		Other pooled investment vehicles managed (world- wide) for which the Adviser receives a performance-based fee		Other accounts (world- wide) for which the Adviser receives a performance-based fee

	Number of accounts	Total assets	Number of accounts	Total assets	Number of accounts	Total assets

Amyn Hassanally	0	$0	57	$35.9 billion	46	$12.1 billion

As of March 31, 2024, Mr. Hassanally did not have any direct or indirect beneficial ownership of the Registrant.

Subject to available Pantheon profits, the compensation of each portfolio manager is typically comprised of a fixed annual distribution, a potential distribution determined by reference to the revenues of Pantheon, and potentially an annual supplemental distribution from surplus profits of Pantheon awarded at the discretion of Pantheon Ventures (UK) LLP. Such amounts are payable by Pantheon and not by the Master Fund or Registrant. In addition, each portfolio manager may be eligible to receive a share of any performance fees or carried interest earned by Pantheon in any given year.

Item 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

Item 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors.

Item 16. CONTROLS AND PROCEDURES

(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

Item 19. EXHIBITS

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 - Filed herewith.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 - Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG PANTHEON FUND, LLC

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date:	December 9, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, Principal Executive Officer

Date:	December 9, 2024

By:	/s/ Thomas Disbrow
Thomas Disbrow, Principal Financial Officer

Date:	December 9, 2024